UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06669
Name of Fund:
BlackRock Capital Appreciation Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2024
Date of reporting period:
5/31/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith
(b) Not Applicable

BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.74%
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	37.03%	15.57%	14.34%
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80
Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Annual Shareholder Report — May 31, 2024
MAFGX-05/24-AR

BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$117	0.99%
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	36.66%	15.27%	14.03%
Investor A Shares (with sales charge)	29.48	14.03	13.41
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80
Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Annual Shareholder Report — May 31, 2024
MDFGX-05/24-AR

BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$216	1.83%
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	35.61%	14.35%	13.30%
Investor C Shares (with sales charge)	34.61	14.35	13.30
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80
Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Annual Shareholder Report — May 31, 2024
MCFGX-05/24-AR

BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.65%
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	37.14%	15.68%	14.45%
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80
Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%
Performance shown prior to the Class K Shares inception date of August 15, 2016 is that of BlackRock Shares. The performance of the Class K Shares would be substantially similar to BlackRock Shares because Class K Shares and BlackRock Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and BlackRock Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the BlackRock Shares because Class K Shares have lower expenses than the BlackRock Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Annual Shareholder Report — May 31, 2024
BFGBX-05/24-AR

BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$159	1.35%
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	36.14%	14.89%	13.69%
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80
Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Annual Shareholder Report — May 31, 2024
MRFGX-05/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Capital Appreciation Fund, Inc.	$31,212	$31,212	$6,500	$44	$15,300	$17,300	$407	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,”

“Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Capital Appreciation Fund, Inc.	$22,207	$17,562

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Advisor Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable.

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MAY 31, 2024

2024 Annual Financial Statements

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Health Sciences Opportunities Portfolio

•	BlackRock Infrastructure Sustainable Opportunities Fund

•	BlackRock Mid-Cap Growth Equity Portfolio

•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments May 31, 2024	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
TransDigm Group, Inc.	54,745	$73,535,126

Automobiles — 0.9%
Ferrari NV	80,436	33,059,196

Broadline Retail — 9.6%
Amazon.com, Inc.(a)	1,891,163	333,676,800

Capital Markets — 3.9%
Blackstone, Inc., Class A, NVS	291,849	35,167,805
MSCI, Inc., Class A	95,451	47,265,426
S&P Global, Inc.	122,944	52,559,789

		134,993,020

Chemicals — 1.0%
Sherwin-Williams Co. (The)	116,787	35,479,891

Commercial Services & Supplies — 2.1%
Copart, Inc.(a)	821,631	43,595,741
Waste Connections, Inc.	183,053	30,079,269

		73,675,010

Entertainment — 2.6%
Netflix, Inc.(a)	144,116	92,467,708

Financial Services — 5.1%
Mastercard, Inc., Class A	116,055	51,884,709
Visa, Inc., Class A	461,456	125,728,302

		177,613,011

Health Care Equipment & Supplies — 5.2%
Align Technology, Inc.(a)	163,239	41,986,703
Boston Scientific Corp.(a)	435,822	32,935,068
IDEXX Laboratories, Inc.(a)	72,748	36,152,119
Intuitive Surgical, Inc.(a)	171,876	69,114,777

		180,188,667

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	39,254	19,445,254

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.(a)	10,011	31,329,625

Interactive Media & Services — 9.1%
Alphabet, Inc., Class A(a)	805,652	138,974,970
Meta Platforms, Inc., Class A	381,716	178,196,480

		317,171,450

IT Services — 1.3%
MongoDB, Inc., Class A(a)	72,101	17,020,162
Shopify, Inc., Class A(a)	484,819	28,677,044

		45,697,206

Life Sciences Tools & Services — 2.6%
Danaher Corp.	176,688	45,373,479
Thermo Fisher Scientific, Inc.	79,334	45,060,125

		90,433,604

Pharmaceuticals — 3.2%
Eli Lilly & Co.	136,855	112,267,631

Security	Shares	Value

Real Estate Management & Development — 1.0%
CoStar Group, Inc.(a)	453,059	$35,415,622

Semiconductors & Semiconductor Equipment — 21.3%
ASML Holding NV, Registered Shares	119,759	115,010,556
Broadcom, Inc.	95,620	127,035,951
KLA Corp.	67,772	51,474,867
NVIDIA Corp.	408,032	447,337,722

		740,859,096

Software — 18.2%
Cadence Design Systems, Inc.(a)	216,675	62,036,219
Intuit, Inc.	209,784	120,927,889
Microsoft Corp.	873,418	362,582,014
Roper Technologies, Inc.	99,862	53,202,479
Synopsys, Inc.(a)	62,371	34,977,657

		633,726,258

Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	1,317,046	253,202,093

Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	43,759	34,996,002

Total Common Stocks — 99.0% (Cost: $1,398,490,585)		3,449,232,270

Preferred Securities

Preferred Stocks — 0.9%

Interactive Media & Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	30,813,176

Total Long-Term Investments — 99.9% (Cost: $1,417,917,101)		3,480,045,446

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(d)(e)	4,697,315	4,697,315

Total Short-Term Securities — 0.1% (Cost: $4,697,315)		4,697,315

Total Investments — 100.0% (Cost: $1,422,614,416)		3,484,742,761
Other Assets Less Liabilities — 0.0%		207,501

Net Assets — 100.0%		$ 3,484,950,262

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,813,176, representing 0.9% of its net assets as of period end, and an original cost of $19,426,516.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

4	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$1,248,701	$3,448,614	(a)	$—		$—	$—	$4,697,315	4,697,315	$148,044		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—		(3,536	)(a)	3,536	—	—	—	5,978	(c)	—

						$3,536	$—	$4,697,315		$154,022		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$73,535,126	$—	$—	$73,535,126
Automobiles	33,059,196	—	—	33,059,196
Broadline Retail	333,676,800	—	—	333,676,800
Capital Markets	134,993,020	—	—	134,993,020
Chemicals	35,479,891	—	—	35,479,891
Commercial Services & Supplies	73,675,010	—	—	73,675,010
Entertainment	92,467,708	—	—	92,467,708
Financial Services	177,613,011	—	—	177,613,011
Health Care Equipment & Supplies	180,188,667	—	—	180,188,667
Health Care Providers & Services	19,445,254	—	—	19,445,254
Hotels, Restaurants & Leisure	31,329,625	—	—	31,329,625
Interactive Media & Services	317,171,450	—	—	317,171,450
IT Services	45,697,206	—	—	45,697,206
Life Sciences Tools & Services	90,433,604	—	—	90,433,604
Pharmaceuticals	112,267,631	—	—	112,267,631
Real Estate Management & Development	35,415,622	—	—	35,415,622
Semiconductors & Semiconductor Equipment	740,859,096	—	—	740,859,096
Software	633,726,258	—	—	633,726,258
Technology Hardware, Storage & Peripherals	253,202,093	—	—	253,202,093
Textiles, Apparel & Luxury Goods	—	34,996,002	—	34,996,002
Preferred Securities	—	—	30,813,176	30,813,176
Short-Term Securities
Money Market Funds	4,697,315	—	—	4,697,315

	$3,418,933,583	$34,996,002	$30,813,176	$3,484,742,761

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments May 31, 2024	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 23.8%
4D Molecular Therapeutics, Inc.(a)(b)	237,618	$5,695,703
AbbVie, Inc.	2,493,505	402,052,746
AC Immune SA(a)	1,083,340	5,037,531
Allogene Therapeutics, Inc.(a)	1,479,779	3,699,448
Alnylam Pharmaceuticals, Inc.(a)	336,692	49,975,194
Amgen, Inc.	1,031,070	315,352,759
Argenx SE, ADR(a)	210,109	77,954,641
Autolus Therapeutics PLC, ADR(a)	889,962	3,728,941
Avidity Biosciences, Inc.(a)	162,160	4,355,618
Beam Therapeutics, Inc.(a)(b)	285,429	6,798,919
BeiGene Ltd., ADR(a)	96,865	14,418,355
Biogen, Inc.(a)	596,508	134,178,510
BioMarin Pharmaceutical, Inc.(a)	642,970	48,267,758
Blueprint Medicines Corp.(a)	366,990	38,739,464
Bridgebio Pharma, Inc.(a)	231,965	6,497,340
Cabaletta Bio, Inc.(a)	419,920	4,278,985
CG oncology, Inc.(a)	226,387	7,375,688
CureVac NV(a)(b)	412,061	1,602,917
Denali Therapeutics, Inc.(a)	485,670	9,014,035
Dyne Therapeutics, Inc.(a)	337,551	10,761,126
Exact Sciences Corp.(a)	266,253	12,101,199
Frequency Therapeutics, Inc., CVR(a)	428,010	5,821
Genmab A/S(a)	42,470	11,987,539
Genmab A/S, ADR(a)(b)	289,405	8,161,221
Gilead Sciences, Inc.	766,272	49,248,301
Immatics NV(a)(b)	298,703	3,294,694
Immunocore Holdings PLC, ADR(a)(b)	181,355	8,882,768
Incyte Corp.(a)	212,725	12,293,378
Insmed, Inc.(a)	231,810	12,761,141
Ionis Pharmaceuticals, Inc.(a)(b)	259,920	9,765,194
Kyverna Therapeutics, Inc.(a)	133,243	1,669,535
Legend Biotech Corp., ADR(a)(b)	465,786	18,636,098
Merus NV(a)	314,737	16,756,598
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	159,957
Moderna, Inc.(a)	461,694	65,814,480
MoonLake Immunotherapeutics(a)	144,884	5,890,983
Morphic Holding, Inc.(a)	111,625	3,390,051
Neurocrine Biosciences, Inc.(a)	141,165	19,115,153
Neurogene, Inc.(a)(b)	328,151	12,338,478
Nurix Therapeutics, Inc.(a)	619,557	9,758,023
Nuvalent, Inc., Class A(a)	171,862	11,277,584
Prime Medicine, Inc.(a)(b)	360,982	2,339,163
Protagonist Therapeutics, Inc.(a)	403,935	11,370,770
PTC Therapeutics, Inc.(a)	287,575	10,456,227
Regeneron Pharmaceuticals, Inc.(a)	132,462	129,833,954
REGENXBIO, Inc.(a)	259,095	3,718,013
REVOLUTION Medicines, Inc.(a)	273,618	10,487,778
Rhythm Pharmaceuticals, Inc.(a)	690,347	24,631,581
Rocket Pharmaceuticals, Inc.(a)	266,176	5,674,872
Roivant Sciences Ltd.(a)(b)	793,275	8,218,329
Sage Therapeutics, Inc.(a)	188,970	2,099,457
Sagimet Biosciences, Inc., Series A(a)	302,930	1,614,617
Sarepta Therapeutics, Inc.(a)	277,172	35,993,556
Soleno Therapeutics, Inc.(a)	168,265	7,080,591
Stoke Therapeutics, Inc.(a)	969,335	14,171,678
Tenaya Therapeutics, Inc.(a)	843,991	3,553,202
TScan Therapeutics, Inc.(a)	681,015	5,822,678
Ultragenyx Pharmaceutical, Inc.(a)	203,611	8,172,946
Vaxcyte, Inc.(a)	405,425	28,489,215
Vertex Pharmaceuticals, Inc.(a)	369,034	168,035,942
Viking Therapeutics, Inc.(a)(b)	355,715	22,146,816

Security	Shares	Value

Biotechnology (continued)
Voyager Therapeutics, Inc.(a)	445,885	$3,745,434
Xenon Pharmaceuticals, Inc.(a)	491,964	18,729,069
Zealand Pharma A/S(a)	61,090	5,731,054

		1,975,210,816

Financial Services — 0.1%
Helix Acquisition Corp. II, Class A(a)	850,715	8,796,393

Health Care Equipment & Supplies — 22.7%
Abbott Laboratories	2,270,813	232,054,380
ABIOMED INC, CVR(a)(c)	243,643	475,104
Align Technology, Inc.(a)	112,515	28,939,983
Baxter International, Inc.	857,481	29,231,527
Becton Dickinson & Co.	460,640	106,854,661
Boston Scientific Corp.(a)	6,120,098	462,495,806
Cooper Cos., Inc. (The)	841,493	79,361,205
Dexcom, Inc.(a)	583,560	69,309,421
Edwards Lifesciences Corp.(a)	1,050,925	91,314,873
GE HealthCare Technologies, Inc.(b)	610,150	47,591,700
Glaukos Corp.(a)	72,255	8,144,584
IDEXX Laboratories, Inc.(a)	109,065	54,199,852
Inspire Medical Systems, Inc.(a)(b)	83,905	13,323,275
Intuitive Surgical, Inc.(a)	607,294	244,205,063
Masimo Corp.(a)	300,683	37,435,033
Medtronic PLC	740,167	60,227,389
Novocure Ltd.(a)	326,090	7,177,241
Nyxoah SA(a)	411,250	3,869,863
Orchestra BioMed Holdings, Inc.(a)	262,308	1,817,794
Penumbra, Inc.(a)	169,035	32,027,061
Shockwave Medical, Inc.(a)	43,700	14,628,575
STERIS PLC	133,060	29,656,413
Stryker Corp.	672,262	229,301,846

		1,883,642,649

Health Care Providers & Services — 21.1%
Cencora, Inc.	884,445	200,388,704
Centene Corp.(a)	1,064,645	76,217,936
Cigna Group (The)	440,846	151,924,348
Elevance Health, Inc.	469,102	252,602,045
Guardant Health, Inc.(a)	338,156	9,164,028
HCA Healthcare, Inc.	315,226	107,098,033
Humana, Inc.	202,155	72,395,749
Labcorp Holdings, Inc.	93,970	18,315,693
McKesson Corp.	346,650	197,448,373
Quest Diagnostics, Inc.	162,538	23,075,520
UnitedHealth Group, Inc.	1,307,619	647,755,224

		1,756,385,653

Life Sciences Tools & Services — 9.4%
Agilent Technologies, Inc.	340,743	44,436,295
Avantor, Inc.(a)	772,826	18,609,650
Bio-Techne Corp.	229,860	17,742,893
Danaher Corp.	1,086,677	279,058,654
IQVIA Holdings, Inc.(a)	92,792	20,329,799
Mettler-Toledo International, Inc.(a)	16,205	22,753,278
Nautilus Biotechnology, Inc.(a)	308,716	845,882
QIAGEN NV	491,713	21,271,504
Rapid Micro Biosystems, Inc., Class A(a)	227,396	181,917
Repligen Corp.(a)	117,900	17,577,711
Thermo Fisher Scientific, Inc.	517,267	293,797,311
West Pharmaceutical Services, Inc.	141,185	46,790,121

		783,395,015

Pharmaceuticals — 21.2%
AstraZeneca PLC	387,389	60,219,246

6	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Pharmaceuticals (continued)
Daiichi Sankyo Co. Ltd.		504,500	$17,808,390
Elanco Animal Health, Inc.(a)		1,398,355	24,722,916
Eli Lilly & Co.		1,000,066	820,394,142
Johnson & Johnson		1,144,423	167,852,521
Longboard Pharmaceuticals, Inc.(a)		40,431	762,933
Merck & Co., Inc.		2,846,699	357,374,593
Novo Nordisk A/S, Class B		661,170	89,580,678
Pfizer, Inc.		4,403,419	126,201,989
Sanofi SA		388,736	38,058,031
Structure Therapeutics, Inc., ADR(a)(b)		373,826	12,784,849
Zoetis, Inc., Class A		294,631	49,957,632

			1,765,717,920

Total Common Stocks — 98.3% (Cost: $4,663,506,885)			8,173,148,446

	Par (000)

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	478,889
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,636,016

Total Other Interests — 0.0% (Cost: $0)			2,114,905

	Shares

Preferred Securities

Preferred Stocks — 0.7%

Biotechnology — 0.4%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)(e)		769,230	6,399,994
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(e)		858,333	2,583,582
Genesis Therapeutics, Inc., Series B (Acquired 08/10/23, cost $4,207,998)(a)(c)(e)		823,870	4,144,066
Goldfinch Bio, Inc., Series B (Acquired 06/26/20 - 03/21/22, cost $4,152,184)(a)(c)(e)		3,518,800	1,301,956

Security	Shares	Value

Biotechnology (continued)
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(e)	1,233,856	$7,489,506
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(e)	386,520	10,822,560

		32,741,664

Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(e)	1,908,330	5,495,990
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(e)	1,700,345	374

		5,496,364

Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(e)	80,024,425	5,812,354

Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(e)	592,636	6,145,635

Software — 0.1%
Carbon Health Technologies, Inc.
Series D2 (Acquired 07/09/21, cost $16,855,000)(a)(c)(e)	1,670,499	4,543,758
Series D2 (Acquired 02/27/24, cost $1,209,000)(a)(c)(e)	1,209	1,269,208

		5,812,966

Total Preferred Securities — 0.7% (Cost: $92,789,074)		56,008,983

Warrants(a)(b)

Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 07/21/21, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 0.00)	88,432	831

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	19,246

Total Warrants — 0.0% (Cost: $306,235)		20,077

Total Long-Term Investments — 99.0% (Cost: $4,756,602,194)		8,231,292,411

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	77,895,720	77,919,089
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(f)(g)	90,612,409	90,612,409

Total Short-Term Securities — 2.0% (Cost: $168,531,498)		168,531,498

Total Investments — 101.0% (Cost: $4,925,133,692)		8,399,823,909

Liabilities in Excess of Other Assets — (1.0)%		(85,690,604)

Net Assets — 100.0%		$ 8,314,133,305

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2024	BlackRock Health Sciences Opportunities Portfolio

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $58,123,888, representing 0.7% of its net assets as of period end, and an original cost of $92,789,074.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$77,928,705	(a)	$—		$(9,616)	$—	$77,919,089	77,895,720	$33,294	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	211,473,753	—		(120,861,344	)(a)	—	—	90,612,409	90,612,409	7,030,104		—
SL Liquidity Series, LLC, Money Market Series(c)	47,521,743	—		(47,529,135	)(a)	40,657	(33,265)	—	—	562,101	(b)	—

						$31,041	$(33,265)	$168,531,498		$7,625,499		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(4,758,895)	$—	$—	$(4,758,895)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$2,418,141	$—	$—	$2,418,141

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts Average amounts purchased — in USD	$123,399,768

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

8	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Health Sciences Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$1,957,326,445	$17,724,414	$159,957	$1,975,210,816
Financial Services	—	8,796,393	—	8,796,393
Health Care Equipment & Supplies	1,868,538,970	14,628,575	475,104	1,883,642,649
Health Care Providers & Services	1,756,385,653	—	—	1,756,385,653
Life Sciences Tools & Services	783,395,015	—	—	783,395,015
Pharmaceuticals	1,560,051,575	205,666,345	—	1,765,717,920
Other Interests	—	—	2,114,905	2,114,905
Preferred Securities	—	—	56,008,983	56,008,983
Warrants	20,077	—	—	20,077
Short-Term Securities
Money Market Funds	168,531,498	—	—	168,531,498

	$8,094,249,233	$246,815,727	$58,758,949	$8,399,823,909

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments May 31, 2024	BlackRock Infrastructure Sustainable Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction & Engineering — 4.5%
Ferrovial SE	10,212	$403,586

Diversified Telecommunication Services — 4.5%
Cellnex Telecom SA(a)	7,537	275,327
Infrastrutture Wireless Italiane SpA(a)	11,776	129,111

		404,438

Electric Utilities — 29.3%
Alliant Energy Corp.	7,385	380,254
EDP - Energias de Portugal SA	72,234	293,923
Enel SpA	50,894	369,527
Eversource Energy	3,858	228,509
Exelon Corp.	6,053	227,290
Hydro One Ltd.(a)	3,092	89,065
Orsted AS(a)(b)	3,492	214,188
SSE PLC	15,854	356,654
Terna - Rete Elettrica Nazionale	57,676	485,430

		2,644,840

Ground Transportation — 6.9%
Canadian Pacific Kansas City Ltd.	3,339	265,782
CSX Corp.	7,960	268,650
West Japan Railway Co.	4,400	87,783

		622,215

Health Care REITs — 3.1%
Aedifica SA	1,320	85,851
Healthpeak Properties, Inc.	9,834	195,696

		281,547

Independent Power and Renewable Electricity Producers — 7.2%
Boralex, Inc., Class A	3,907	99,155
Clearway Energy, Inc., Class C	11,699	327,572
Northland Power, Inc.	13,061	223,281

		650,008

IT Services — 1.1%
NEXTDC Ltd.(b)	8,047	96,055

Multi-Utilities — 8.6%
CMS Energy Corp.	2,199	138,383
National Grid PLC	40,715	461,301
Public Service Enterprise Group, Inc.	1,237	93,715
REN - Redes Energeticas Nacionais SGPS SA	35,316	88,279

		781,678

Specialized REITs — 11.5%
American Tower Corp.	1,472	288,130
Equinix, Inc.	399	304,429
SBA Communications Corp.	2,253	443,120

		1,035,679

Security	Shares	Value

Transportation Infrastructure — 14.5%
Aena SME SA(a)	1,420	$277,699
Enav SpA(a)	44,878	184,514
Flughafen Zurich AG, Registered Shares	431	91,895
Fraport AG Frankfurt Airport Services Worldwide(b)	5,276	306,077
Getlink SE	15,025	264,779
Transurban Group	21,992	183,789

		1,308,753

Water Utilities — 5.1%
Severn Trent PLC	6,795	207,633
United Utilities Group PLC	19,799	257,898

		465,531

Total Common Stocks — 96.3% (Cost: $8,759,336)		8,694,330

Rights

Multi-Utilities — 0.3%
National Grid PLC(b)	11,875	29,666

Total Rights — 0.3% (Cost: $ —)		29,666

Total Long-Term Investments — 96.6% (Cost: $8,759,336)		8,723,996

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(c)(d)	179,426	179,426

Total Short-Term Securities — 2.0% (Cost: $179,426)		179,426

Total Investments — 98.6% (Cost: $8,938,762)		8,903,422

Other Assets Less Liabilities — 1.4%		125,449

Net Assets — 100.0%		$9,028,871

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

10	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Infrastructure Sustainable Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(2	)(b)	$2	$—	$—	—	$32	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	733,814	—	(554,388	)(b)	—	—	179,426	179,426	22,361		—
SL Liquidity Series, LLC, Money Market Series(a)	—	—	(1	)(b)	1	—	—	—	12	(c)	—

					$3	$—	$179,426		$22,405		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA	(c)	08/19/26	$87,188	$(3,171	)(b)	$84,160	1.0%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(b)	Amount includes $(143) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	26 basis points
Benchmarks:	Euro Short-Term Rate:
EUR 1 Day

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Electric Utilities
EDP - Energias de Portugal SA	20,683	$84,160	100.0%

Total Reference Entity — Long		84,160

Net Value of Reference Entity — Goldman Sachs Bank USA		$84,160

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (continued) May 31, 2024	BlackRock Infrastructure Sustainable Opportunities Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$—	$ (3,171)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$—	$—	$3,171	$—	$—	$—	$3,171

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Swaps	$—	$—	$(21,325)	$—	$—	$—	$(21,325)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$—	$—	$3,592	$—	$—	$—	$3,592

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps
Average notional amount	$97,547

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Swaps — OTC(a)	$—	$3,171

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$3,171

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$—	$3,171

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

12	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Infrastructure Sustainable Opportunities Fund

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)

Goldman Sachs Bank USA	$3,171	$—	$—	$—	$3,171

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$—	$403,586	$—	$403,586
Diversified Telecommunication Services	—	404,438	—	404,438
Electric Utilities	925,118	1,719,722	—	2,644,840
Ground Transportation	534,432	87,783	—	622,215
Health Care REITs	195,696	85,851	—	281,547
Independent Power and Renewable Electricity Producers	650,008	—	—	650,008
IT Services	—	96,055	—	96,055
Multi-Utilities	232,098	549,580	—	781,678
Specialized REITs	1,035,679	—	—	1,035,679
Transportation Infrastructure	—	1,308,753	—	1,308,753
Water Utilities	—	465,531	—	465,531
Rights	29,666	—	—	29,666
Short-Term Securities
Money Market Funds	179,426	—	—	179,426

	$3,782,123	$5,121,299	$—	$8,903,422

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(3,171)	$—	$(3,171)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments May 31, 2024	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.5%
Axon Enterprise, Inc.(a)	1,116,967	$314,616,095
HEICO Corp.(b)	1,425,932	316,228,939
Howmet Aerospace, Inc.(b)	2,861,426	242,219,711

		873,064,745

Automobiles — 2.2%
Ferrari NV(b)	636,612	261,647,532

Beverages — 0.5%
Davide Campari-Milano NV	5,765,134	57,753,597

Capital Markets — 10.2%
Ares Management Corp., Class A	2,460,556	344,896,134
KKR & Co., Inc., Class A	2,382,114	244,976,604
MSCI, Inc., Class A	479,221	237,300,655
TPG, Inc., Class A	1,373,336	57,570,245
Tradeweb Markets, Inc., Class A	2,794,116	304,586,585

		1,189,330,223

Commercial Services & Supplies — 7.0%
Copart, Inc.(a)	8,316,120	441,253,327
Rollins, Inc.	4,435,857	202,674,307
Waste Connections, Inc.	1,020,200	167,639,264

		811,566,898

Construction & Engineering — 2.4%
Comfort Systems U.S.A., Inc.(b)	532,637	174,353,395
WillScot Mobile Mini Holdings Corp.(a)	2,596,488	102,379,522

		276,732,917

Construction Materials — 1.8%
Vulcan Materials Co.	842,794	215,561,421

Electrical Equipment — 2.5%
Vertiv Holdings Co., Class A	2,962,423	290,524,824

Electronic Equipment, Instruments & Components — 0.0%
Teledyne Technologies, Inc.(a)	9,037	3,587,237

Entertainment — 4.0%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)(b)	3,224,865	239,091,491
Live Nation Entertainment, Inc.(a)(b)	2,441,653	228,880,552

		467,972,043

Ground Transportation — 2.2%
Old Dominion Freight Line, Inc.	356,836	62,535,509
Saia, Inc.(a)(b)	461,399	188,933,663

		251,469,172

Health Care Equipment & Supplies — 8.1%
Alcon, Inc.(b)	2,345,621	209,065,200
Align Technology, Inc.(a)	1,136,243	292,253,062
IDEXX Laboratories, Inc.(a)	696,915	346,331,909
STERIS PLC	412,832	92,011,996

		939,662,167

Hotels, Restaurants & Leisure — 3.4%
Churchill Downs, Inc.(b)	504,335	65,311,383
DraftKings, Inc., Class A(a)(b)	5,127,274	180,121,136
Planet Fitness, Inc., Class A(a)(b)	1,266,005	80,568,558
Vail Resorts, Inc.	401,395	75,751,264

		401,752,341

Interactive Media & Services — 3.1%
Pinterest, Inc., Class A(a)	8,683,399	360,274,225

IT Services — 3.0%
Globant SA(a)(b)	1,099,118	177,089,892

Security	Shares	Value

IT Services (continued)
MongoDB, Inc., Class A(a)	632,060	$149,204,083
VeriSign, Inc.(a)	103,505	18,042,992

		344,336,967

Life Sciences Tools & Services — 8.3%
Agilent Technologies, Inc.	110,063	14,353,316
Bio-Techne Corp.(b)	2,695,742	208,084,325
Charles River Laboratories International, Inc.(a)(b)	662,074	138,002,704
ICON PLC(a)	464,844	150,990,628
Mettler-Toledo International, Inc.(a)(b)	9,510	13,352,896
Repligen Corp.(a)(b)	1,070,574	159,611,878
West Pharmaceutical Services, Inc.	846,232	280,449,747

		964,845,494

Machinery — 0.8%
IDEX Corp.	433,118	90,365,740

Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy, Inc.	162,538	25,646,871

Professional Services — 2.3%
Equifax, Inc.(b)	1,148,142	265,668,577

Real Estate Management & Development — 2.9%
CoStar Group, Inc.(a)	4,389,825	343,152,620

Semiconductors & Semiconductor Equipment — 9.4%
ASM International NV	410,130	288,612,787
Entegris, Inc.	2,316,006	292,627,358
Lattice Semiconductor Corp.(a)(b)	1,563,701	116,089,162
Monolithic Power Systems, Inc.	550,780	405,170,291

		1,102,499,598

Software — 11.8%
ANSYS, Inc.(a)	98,672	31,323,426
Aspen Technology, Inc.(a)(b)	387,434	81,612,972
Bentley Systems, Inc., Class B	1,380,359	69,349,236
Cadence Design Systems, Inc.(a)	843,801	241,588,664
Confluent, Inc., Class A(a)(b)	4,831,026	125,461,745
CyberArk Software Ltd.(a)	196,814	45,119,610
Fair Isaac Corp.(a)(b)	48,703	62,823,461
HubSpot, Inc.(a)(b)	330,793	202,131,063
Manhattan Associates, Inc.(a)	318,586	69,942,371
PTC, Inc.(a)(b)	1,397,499	246,295,224
Roper Technologies, Inc.	328,716	175,126,736
Tyler Technologies, Inc.(a)(b)	62,010	29,787,124

		1,380,561,632

Specialty Retail — 2.1%
Floor & Decor Holdings, Inc., Class A(a)(b)	2,082,123	243,316,894
Tractor Supply Co.	10,783	3,076,282

		246,393,176

Textiles, Apparel & Luxury Goods — 1.6%
On Holding AG, Class A(a)(b)	4,421,026	188,070,446

Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(a)	3,390,179	195,138,703
SiteOne Landscape Supply, Inc.(a)(b)	842,931	130,502,578

		325,641,281

Total Common Stocks — 100.1% (Cost: $8,371,236,397)		11,678,081,744

14	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Other Interests(a)(c)(d)
GCI Liberty, Inc., Class A	USD	1,529	$16

Total Other Interests — 0.0% (Cost: $0)			16

Total Long-Term Investments — 100.1% (Cost: $8,371,236,397)			11,678,081,760

	Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)		462,799,284	462,938,124
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(e)(f)		750,097	750,097

Total Short-Term Securities — 4.0% (Cost: $463,689,974)			463,688,221

Total Investments — 104.1% (Cost: $8,834,926,371)			12,141,769,981
Liabilities in Excess of Other Assets — (4.1)%			(474,630,459)

Net Assets — 100.0%			$11,667,139,522

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$462,954,231	(a)	$—		$(14,354)	$(1,753)	$462,938,124	462,799,284	$95,891	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,969,706	—		(34,219,609	)(a)	—	—	750,097	750,097	699,116		—

SL Liquidity Series, LLC, Money Market Series(c)	248,967,968	—		(249,069,444	)(a)	219,948	(118,472)	—	—	526,054	(b)	—

						$205,594	$(120,225)	$463,688,221		$1,321,061		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) May 31, 2024	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$873,064,745	$—	$—	$873,064,745
Automobiles	261,647,532	—	—	261,647,532
Beverages	—	57,753,597	—	57,753,597
Capital Markets	1,189,330,223	—	—	1,189,330,223
Commercial Services & Supplies	811,566,898	—	—	811,566,898
Construction & Engineering	276,732,917	—	—	276,732,917
Construction Materials	215,561,421	—	—	215,561,421
Electrical Equipment	290,524,824	—	—	290,524,824
Electronic Equipment, Instruments & Components	3,587,237	—	—	3,587,237
Entertainment	467,972,043	—	—	467,972,043
Ground Transportation	251,469,172	—	—	251,469,172
Health Care Equipment & Supplies	939,662,167	—	—	939,662,167
Hotels, Restaurants & Leisure	401,752,341	—	—	401,752,341
Interactive Media & Services	360,274,225	—	—	360,274,225
IT Services	344,336,967	—	—	344,336,967
Life Sciences Tools & Services	964,845,494	—	—	964,845,494
Machinery	90,365,740	—	—	90,365,740
Oil, Gas & Consumable Fuels	25,646,871	—	—	25,646,871
Professional Services	265,668,577	—	—	265,668,577
Real Estate Management & Development	343,152,620	—	—	343,152,620
Semiconductors & Semiconductor Equipment	813,886,811	288,612,787	—	1,102,499,598
Software	1,380,561,632	—	—	1,380,561,632
Specialty Retail	246,393,176	—	—	246,393,176
Textiles, Apparel & Luxury Goods	188,070,446	—	—	188,070,446
Trading Companies & Distributors	325,641,281	—	—	325,641,281
Other Interests	—	—	16	16
Short-Term Securities
Money Market Funds	463,688,221	—	—	463,688,221

	$11,795,403,581	$346,366,384	$16	$12,141,769,981

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments May 31, 2024	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 1.0%
Tesla, Inc.(a)	289,129	$51,488,092

Broadline Retail — 4.1%
Amazon.com, Inc.(a)	744,021	131,275,065
MercadoLibre, Inc.(a)	51,356	88,618,887

		219,893,952

Capital Markets — 0.5%
S&P Global, Inc.	68,658	29,351,982

Communications Equipment — 1.5%
Arista Networks, Inc.(a)	177,651	52,877,820
Motorola Solutions, Inc.	69,230	25,262,719

		78,140,539

Consumer Finance — 0.6%
Kaspi.KZ JSC, ADR	274,919	34,749,762

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—

Electrical Equipment — 1.0%
NEXTracker, Inc., Class A(a)	332,206	18,327,805
Vertiv Holdings Co., Class A	376,210	36,894,915

		55,222,720

Entertainment — 3.5%
Netflix, Inc.(a)	59,859	38,406,732
Nintendo Co. Ltd.	662,300	36,016,202
Spotify Technology SA(a)	210,362	62,431,234
Take-Two Interactive Software, Inc.(a)	197,412	31,656,988
Warner Music Group Corp., Class A	655,878	19,532,047

		188,043,203

Financial Services — 3.6%
Mastercard, Inc., Class A	238,658	106,696,832
Visa, Inc., Class A	318,913	86,891,036

		193,587,868

Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	596,694	38,522,565

Industrial Conglomerates — 0.8%
Hitachi Ltd.	421,800	43,440,207

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(a)	525,384	90,628,740
Meta Platforms, Inc., Class A	328,656	153,426,480

		244,055,220

IT Services — 1.7%
Accenture PLC, Class A	70,022	19,766,510
Farmer’s Business Network, Inc.(a)(b)	194,200	506,862
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	10,577,224
MongoDB, Inc., Class A(a)	168,545	39,786,733
Snowflake, Inc., Class A(a)	142,653	19,426,486

		90,063,815

Professional Services — 2.4%
Equifax, Inc.	90,223	20,876,700
RELX PLC	1,189,859	52,195,406
Thomson Reuters Corp.	306,179	52,688,083

		125,760,189

Semiconductors & Semiconductor Equipment — 35.5%
Advanced Micro Devices, Inc.(a)	815,767	136,151,512
Applied Materials, Inc.	173,298	37,272,934

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ARM Holdings PLC, ADR(a)(d)	428,395	$51,630,166
ASM International NV	78,386	55,161,051
ASML Holding NV	159,696	152,792,540
Broadcom, Inc.	145,236	192,953,288
Lam Research Corp.	104,111	97,077,261
Marvell Technology, Inc.	833,098	57,325,473
Micron Technology, Inc.	948,085	118,510,625
Monolithic Power Systems, Inc.	81,729	60,122,304
NVIDIA Corp.	722,695	792,312,209
QUALCOMM, Inc.	215,420	43,956,451
STMicroelectronics NV	483,232	20,406,226
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	521,399	78,752,105

		1,894,424,145

Software — 27.6%
Autodesk, Inc.(a)	149,596	30,158,554
Cadence Design Systems, Inc.(a)	598,617	171,390,033
Constellation Software, Inc.	22,302	62,033,415
Crowdstrike Holdings, Inc., Class A(a)	233,797	73,335,105
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(b)(c)	319,983	23,518,750
Datadog, Inc., Class A(a)	243,529	26,832,025
Fair Isaac Corp.(a)	66,532	85,821,623
Intuit, Inc.	139,559	80,447,390
Microsoft Corp.	1,241,541	515,400,915
Nutanix, Inc., Class A(a)	544,310	30,108,508
Oracle Corp.	893,815	104,746,180
Palo Alto Networks, Inc.(a)	119,314	35,186,892
Salesforce, Inc.	236,325	55,404,033
SAP SE	304,913	55,603,488
ServiceNow, Inc.(a)	108,016	70,958,951
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	720,686
Xero Ltd.(a)	363,695	33,021,426
Zscaler, Inc.(a)	100,076	17,008,917

		1,471,696,891

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(b)(c)	304,000	146,844

Technology Hardware, Storage & Peripherals — 8.9%
Apple Inc.	2,074,760	398,872,610
Quanta Computer, Inc.	3,248,000	27,596,259
Western Digital Corp.(a)	609,555	45,893,396

		472,362,265

Total Common Stocks — 98.0% (Cost: $2,271,254,959)		5,230,950,259

Preferred Securities

Preferred Stocks — 1.6%

Diversified Consumer Services — 0.1%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(b)(c)	125	3,883,229
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—

		3,883,229

Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $10,748,384)(a)(b)(c)	94,889	16,491,708

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) May 31, 2024	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.3%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(c)	581,814	$16,098,793

Software — 0.9%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	18,996,075
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	15,539,738
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	10,343,874
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	36,454
Series B (Acquired 03/05/21, cost $314,316)(a)(b)(c)	11,480	65,436
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,194,880
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	87,433
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	32,142

		47,296,032

Total Preferred Securities — 1.6% (Cost: $58,314,270)		83,769,762

Warrants(a)(b)

Software — 0.0%
Constellation Software, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 99.6% (Cost: $2,329,569,229)		5,314,720,021

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	42,705,666	$42,718,478
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(e)(f)	25,083,311	25,083,311

Total Short-Term Securities — 1.3% (Cost: $67,801,789)		67,801,789

Total Investments — 100.9% (Cost: $2,397,371,018)		5,382,521,810

Liabilities in Excess of Other Assets — (0.9)%		(46,963,836)

Net Assets — 100.0%		$5,335,557,974

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $118,733,266, representing 2.2% of its net assets as of period end, and an original cost of $83,390,143.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

18	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Technology Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$42,712,409	(a)	$—		$6,069	$—	$42,718,478	42,705,666	$10,689	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	37,081,328	—		(11,998,017	)(a)	—	—	25,083,311	25,083,311	617,473		—
SL Liquidity Series, LLC, Money Market Series(c)	148,567,014	—		(148,577,921	)(a)	38,654	(27,747)	—	—	216,443	(b)	—

						$44,723	$(27,747)	$67,801,789		$844,605		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$51,488,092	$—	$—	$51,488,092
Broadline Retail	219,893,952	—	—	219,893,952
Capital Markets	29,351,982	—	—	29,351,982
Communications Equipment	78,140,539	—	—	78,140,539
Consumer Finance	34,749,762	—	—	34,749,762
Diversified Consumer Services	—	—	—	—
Electrical Equipment	55,222,720	—	—	55,222,720
Entertainment	152,027,001	36,016,202	—	188,043,203
Financial Services	193,587,868	—	—	193,587,868
Ground Transportation	38,522,565	—	—	38,522,565
Industrial Conglomerates	—	43,440,207	—	43,440,207
Interactive Media & Services	244,055,220	—	—	244,055,220
IT Services	78,979,729	—	11,084,086	90,063,815
Professional Services	73,564,783	52,195,406	—	125,760,189
Semiconductors & Semiconductor Equipment	1,666,064,328	228,359,817	—	1,894,424,145
Software	1,358,832,541	88,624,914	24,239,436	1,471,696,891
Specialty Retail	—	—	146,844	146,844
Technology Hardware, Storage & Peripherals	444,766,006	27,596,259	—	472,362,265
Preferred Securities	—	—	83,769,762	83,769,762
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	67,801,789	—	—	67,801,789

	$4,787,048,877	$476,232,805	$119,240,128	$5,382,521,810

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (continued) May 31, 2024	BlackRock Technology Opportunities Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants			Total
Assets
Opening Balance, as of May 31, 2023	$27,801,094	$103,069,338		$—		$130,870,432
Transfers into Level 3	—	—		—		—
Transfers out of Level 3	—	—		—		—
Other(a)	6,419,592	(6,419,592)		—		—
Accrued discounts/premiums	—	—		—		—
Net realized gain (loss)	—	2,583,493		—		2,583,493
Net change in unrealized appreciation (depreciation)(b)(c)	1,249,680	(1,431,926)		—(d	)	(182,246)
Purchases	—	350,999		—		350,999
Sales	—	(14,382,550)		—		(14,382,550)

Closing Balance, as of May 31, 2024	$35,470,366	$83,769,762	$	—(d	)	$119,240,128

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2024(c)	$1,249,680	$(1,431,926)		$—		$(182,246)

(a)	Certain Level 3 investments were re-classified between Preferred Stocks and Common Stocks.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.

(d)	Rounds to less than $1.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$35,470,366	Market	Revenue Multiple	1.75x - 18.08x	13.94x
			Volatility	70%	—
			Time to Exit	3.0 years	—
Preferred Stocks	83,769,762	Market	Revenue Multiple	1.55x - 18.08x	12.42x
			Volatility	50%- 70%	53%
			Time to Exit	3.0 - 4.0 years	3.9 years
			Market Adjustment Multiple	1.30x	—

	$119,240,128

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statements of Assets and Liabilities

May 31, 2024

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,480,045,446	$8,231,292,411	$8,723,996
Investments, at value — affiliated(c)	4,697,315	168,531,498	179,426
Cash	3,221	—	—
Foreign currency, at value(d)	—	—	91,324
Receivables:
Investments sold	2,823,284	—	—
Securities lending income — affiliated	—	17,813	19
Capital shares sold	1,081,996	3,225,977	—
Dividends — unaffiliated	1,351,345	8,282,823	44,460
Dividends — affiliated	9,197	91,209	1,609
From the Manager	—	—	36,853
Prepaid expenses	19,022	68,443	20,179

Total assets	3,490,030,826	8,411,510,174	9,097,866

LIABILITIES
Collateral on securities loaned	—	77,928,705	—
Payables:
Accounting services fees	77,072	164,831	12,428
Administration fees	—	386,412	—
Capital shares redeemed	1,897,327	10,966,585	—
Investment advisory fees	1,879,068	4,733,957	—
Directors’ and Officer’s fees	9,819	19,107	1,282
Other accrued expenses	82,927	108,054	3,663
Other affiliate fees	37,793	82,350	35
Professional fees	41,336	190,443	47,984
Service and distribution fees	492,100	985,744	49
Transfer agent fees	563,122	1,810,681	383
Unrealized depreciation on OTC swaps	—	—	3,171

Total liabilities	5,080,564	97,376,869	68,995

Commitments and contingent liabilities

NET ASSETS	$3,484,950,262	$8,314,133,305	$9,028,871

NET ASSETS CONSIST OF:
Paid-in capital	$1,168,421,791	$4,588,772,551	$10,129,777
Accumulated earnings (loss)	2,316,528,471	3,725,360,754	(1,100,906)

NET ASSETS	$3,484,950,262	$8,314,133,305	$9,028,871

(a) Investments, at cost — unaffiliated	$1,417,917,101	$4,756,602,194	$8,759,336
(b) Securities loaned, at value	$—	$75,485,003	$—
(c) Investments, at cost — affiliated	$4,697,315	$168,531,498	$179,426
(d) Foreign currency, at cost	$—	$—	$91,108

F I N A N C I A L S T A T E M E N T S	21

Statements of Assets and Liabilities (continued)

May 31, 2024

	BlackRock	BlackRock	BlackRock
	Capital	Health	Infrastructure
	Appreciation	Sciences	Sustainable
	Fund,	Opportunities	Opportunities
	Inc.	Portfolio	Fund

NET ASSET VALUE
Institutional
Net assets	$784,361,079	$4,374,720,923		$102,159

Shares outstanding	18,706,105	58,461,929		11,551

Net asset value	$41.93	$74.83		$8.84

Shares authorized	300 million	Unlimited		Unlimited

Par value	$0.10	$0.001		$0.001

Service
Net assets	$ N/A	$31,141,277	$	N/A

Shares outstanding	N/A	443,193		N/A

Net asset value	$ N/A	$70.27	$	N/A

Shares authorized	N/A	Unlimited		N/A

Par value	$ N/A	$0.001	$	N/A

Investor A
Net assets	$2,117,887,666	$2,851,925,440		$252,974

Shares outstanding	57,961,201	40,809,412		28,643

Net asset value	$36.54	$69.88		$8.83

Shares authorized	300 million	Unlimited		Unlimited

Par value	$0.10	$0.001		$0.001

Investor C
Net assets	$40,227,924	$311,993,780	$	N/A

Shares outstanding	2,038,402	5,458,049		N/A

Net asset value	$19.74	$57.16	$	N/A

Shares authorized	300 million	Unlimited		N/A

Par value	$0.10	$0.001	$	N/A

Class K
Net assets	$517,123,374	$496,504,353		$8,673,738

Shares outstanding	12,179,596	6,624,380		980,504

Net asset value	$42.46	$74.95		$8.85

Shares authorized	300 million	Unlimited		Unlimited

Par value	$0.10	$0.001		$0.001

Class R
Net assets	$25,350,219	$247,847,532	$	N/A

Shares outstanding	986,303	3,667,130		N/A

Net asset value	$25.70	$67.59	$	N/A

Shares authorized	500 million	Unlimited		N/A

Par value	$0.10	$0.001	$	N/A

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statement of Assets and Liabilities (continued)

May 31, 2024

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,678,081,760	$5,314,720,021
Investments, at value — affiliated(c)	463,688,221	67,801,789
Cash	—	5,243
Foreign currency, at value(d)	—	5,822
Receivables:
Investments sold	66,018,613	1,002,505
Securities lending income — affiliated	60,509	7,695
Capital shares sold	10,611,697	3,856,343
Dividends — unaffiliated	2,337,149	2,848,517
Dividends — affiliated	119,732	59,138
From the Manager	156,499	44,467
Prepaid expenses	109,280	89,804

Total assets	12,221,183,460	5,390,441,344

LIABILITIES
Collateral on securities loaned	462,954,231	42,712,409
Payables:
Investments purchased	63,436,812	—
Accounting services fees	234,228	106,811
Administration fees	426,346	166,620
Capital shares redeemed	16,853,616	6,018,831
Investment advisory fees	6,387,706	3,425,297
Directors’ and Officer’s fees	27,320	11,791
Other accrued expenses	115,536	243,195
Other affiliate fees	1,005	31,424
Professional fees	87,382	118,153
Service and distribution fees	567,388	686,043
Transfer agent fees	2,952,368	1,362,796

Total liabilities	554,043,938	54,883,370

Commitments and contingent liabilities

NET ASSETS	$11,667,139,522	$5,335,557,974

NET ASSETS CONSIST OF:
Paid-in capital	$9,687,762,850	$2,805,517,403
Accumulated earnings	1,979,376,672	2,530,040,571

NET ASSETS	$11,667,139,522	$5,335,557,974

(a) Investments, at cost — unaffiliated	$8,371,236,397	$2,329,569,229
(b) Securities loaned, at value	$454,513,825	$41,685,337
(c) Investments, at cost — affiliated	$463,689,974	$67,801,789
(d) Foreign currency, at cost	$—	$6,475

F I N A N C I A L S T A T E M E N T S	23

Statement of Assets and Liabilities (continued)

May 31, 2024

	BlackRock
	Mid-Cap	BlackRock
	Growth	Technology
	Equity	Opportunities
	Portfolio	Fund

NET ASSET VALUE
Institutional
Net assets	$5,194,320,250	$2,751,349,842

Shares outstanding	132,560,792	42,045,190

Net asset value	$39.18	$65.44

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Service
Net assets	$59,730,502	$46,993,440

Shares outstanding	1,714,113	773,163

Net asset value	$34.85	$60.78

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$1,622,437,651	$1,959,751,515

Shares outstanding	48,865,509	33,052,395

Net asset value	$33.20	$59.29

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$184,965,701	$292,034,387

Shares outstanding	7,554,425	6,224,732

Net asset value	$24.48	$46.92

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$4,520,357,277	$241,109,256

Shares outstanding	114,685,480	3,674,713

Net asset value	$39.42	$65.61

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class R
Net assets	$85,328,141	$44,319,534

Shares outstanding	2,647,315	748,053

Net asset value	$32.23	$59.25

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statement of Operations

Year Ended May 31, 2024

	BlackRock	BlackRock	BlackRock
	Capital	Health	Infrastructure
	Appreciation	Sciences	Sustainable
	Fund,	Opportunities	Opportunities
	Inc.	Portfolio	Fund

INVESTMENT INCOME
Dividends — unaffiliated	$19,173,936	$98,907,030	$284,093
Dividends — affiliated	148,044	7,030,104	22,361
Securities lending income — affiliated — net	5,978	595,395	44
Other income — unaffiliated	—	61,463	—
Foreign taxes withheld	(315,429)	(510,746)	(23,634)
Foreign withholding tax claims	—	942,463	—

Total investment income	19,012,529	107,025,709	282,864

EXPENSES
Investment advisory	20,769,444	55,768,956	70,212
Service and distribution — class specific	5,335,605	11,964,455	469
Transfer agent — class specific	2,882,637	8,167,102	1,364
Accounting services	218,895	487,764	36,928
Reorganization	202,500	—	—
Registration	140,013	168,652	57,086
Custodian	79,964	133,096	7,866
Professional	47,059	214,339	146,068
Printing and postage	46,915	57,691	48,358
Directors and Officer	33,371	66,138	6,320
Administration	—	2,888,448	3,730
Administration — class specific	—	1,663,035	1,755
Miscellaneous	66,326	229,545	8,460

Total expenses excluding interest expense	29,822,729	81,809,221	388,616
Interest expense	6,183	1,518	8

Total expenses	29,828,912	81,810,739	388,624
Less:
Administration fees waived	—	—	(3,730)
Administration fees waived by the Manager — class specific	—	—	(1,755)
Fees waived and/or reimbursed by the Manager	(204,670)	(101,560)	(297,863)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	—	(1,221)

Total expenses after fees waived and/or reimbursed	29,624,242	81,709,179	84,055

Net investment income (loss)	(10,611,713)	25,316,530	198,809

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	341,134,539	399,955,398	(354,253)
Investments — affiliated	3,536	31,041	3
Forward foreign currency exchange contracts	—	(4,758,895)	—
Foreign currency transactions	(25,841)	78,448	87
Swaps	—	—	(21,325)

	341,112,234	395,305,992	(375,488)

F I N A N C I A L S T A T E M E N T S	25

Statement of Operations (continued)

Year Ended May 31, 2024

	BlackRock	BlackRock	BlackRock
	Capital	Health	Infrastructure
	Appreciation	Sciences	Sustainable
	Fund,	Opportunities	Opportunities
	Inc.	Portfolio	Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$713,787,559	$612,611,612	$195,793
Investments — affiliated	—	(33,265)	—
Forward foreign currency exchange contracts	—	2,418,141	—
Foreign currency translations	2,555	69,500	912
Swaps	—	—	3,592

	713,790,114	615,065,988	200,297

Net realized and unrealized gain (loss)	1,054,902,348	1,010,371,980	(175,191)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,044,290,635	$1,035,688,510	$23,618

See notes to financial statements.

26	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statement of Operations (continued)

Year Ended May 31, 2024

	BlackRock
	Mid-Cap	BlackRock
	Growth	Technology
	Equity	Opportunities
	Portfolio	Fund

INVESTMENT INCOME
Dividends — unaffiliated	$49,575,875	$24,536,866
Dividends — affiliated	699,116	617,473
Securities lending income — affiliated — net	621,945	227,132
Foreign taxes withheld	(995,609)	(1,031,324)

Total investment income	49,901,327	24,350,147

EXPENSES
Investment advisory	74,556,562	36,858,993
Transfer agent — class specific	12,247,894	5,482,697
Service and distribution — class specific	6,759,533	7,427,176
Administration	4,047,230	1,745,990
Administration — class specific	2,376,511	959,650
Accounting services	681,539	297,036
Registration	390,562	221,142
Custodian	364,699	164,608
Directors and Officer	97,048	43,446
Professional	91,524	91,827
Printing and postage	87,338	59,314
Miscellaneous	83,757	62,312

Total expenses excluding interest expense	101,784,197	53,414,191
Interest expense	70,774	56,574

Total expenses	101,854,971	53,470,765
Less:
Administration fees waived by the Manager — class specific	(1,479,768)	(918,064)
Fees waived and/or reimbursed by the Manager	(10,128)	(9,040)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(2,684,917)	(1,094,486)

Total expenses after fees waived and/or reimbursed	97,680,158	51,449,175

Net investment loss	(47,778,831)	(27,099,028)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,006,864,442	280,181,709
Investments — affiliated	205,594	44,723
Foreign currency transactions	(212,194)	203,167

	1,006,857,842	280,429,599

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,133,740,090	1,259,785,596
Investments — affiliated	(120,225)	(27,747)
Foreign currency translations	89,314	(854)

	1,133,709,179	1,259,756,995

Net realized and unrealized gain	2,140,567,021	1,540,186,594

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,092,788,190	$1,513,087,566

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(10,611,713)	$(4,530,704)	$25,316,530	$30,828,045
Net realized gain	341,112,234	110,626,983	395,305,992	353,953,705
Net change in unrealized appreciation (depreciation)	713,790,114	44,745,953	615,065,988	(204,225,469)

Net increase in net assets resulting from operations	1,044,290,635	150,842,232	1,035,688,510	180,556,281

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(24,574,161)	(60,013,923)	(165,666,116)	(349,006,342)
Service	—	—	(1,218,171)	(2,578,561)
Investor A	(69,431,098)	(137,177,573)	(108,961,191)	(224,765,771)
Investor C	(2,509,299)	(5,779,913)	(16,034,475)	(43,035,902)
Class K	(22,193,494)	(42,620,608)	(17,980,192)	(31,126,901)
Class R	(1,215,316)	(2,479,998)	(8,884,277)	(18,314,016)

Decrease in net assets resulting from distributions to shareholders	(119,923,368)	(248,072,015)	(318,744,422)	(668,827,493)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(551,525,947)	(324,095,316)	(872,061,789)	(536,587,817)

NET ASSETS
Total increase (decrease) in net assets	372,841,320	(421,325,099)	(155,117,701)	(1,024,859,029)
Beginning of year	3,112,108,942	3,533,434,041	8,469,251,006	9,494,110,035

End of year	$3,484,950,262	$3,112,108,942	$8,314,133,305	$8,469,251,006

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets (continued)

	BlackRock Infrastructure Sustainable Opportunities Fund		BlackRock Mid-Cap Growth Equity Portfolio

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$198,809	$146,746	$(47,778,831)	$(34,115,341)
Net realized gain (loss)	(375,488)	(697,724)	1,006,857,842	(1,145,834,520)
Net change in unrealized appreciation (depreciation)	200,297	5,508	1,133,709,179	1,071,226,878

Net increase (decrease) in net assets resulting from operations	23,618	(545,470)	2,092,788,190	(108,722,983)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,409)	(4,103)	—	—
Investor A	(3,809)	(3,968)	—	—
Class K	(214,945)	(378,721)	—	—

Decrease in net assets resulting from distributions to shareholders	(221,163)	(386,792)	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	102,034	64,099	(1,914,227,253)	(2,206,262,520)

NET ASSETS
Total increase (decrease) in net assets	(95,511)	(868,163)	178,560,937	(2,314,985,503)
Beginning of year	9,124,382	9,992,545	11,488,578,585	13,803,564,088

End of year	$9,028,871	$9,124,382	$11,667,139,522	$11,488,578,585

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	BlackRock Technology Opportunities Fund

	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(27,099,028)	$(19,097,180)
Net realized gain (loss)	280,429,599	(264,055,854)
Net change in unrealized appreciation (depreciation)	1,259,756,995	408,231,300

Net increase in net assets resulting from operations	1,513,087,566	125,078,266

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(566,590,067)	(893,403,112)

NET ASSETS
Total increase (decrease) in net assets	946,497,499	(768,324,846)
Beginning of year	4,389,060,475	5,157,385,321

End of year	$5,335,557,974	$4,389,060,475

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$31.69	$31.98	$43.32	$38.32		$30.52	$33.72

Net investment income (loss)(a)	(0.06)	0.00 (b)	(0.09)	(0.06)		(0.07)	(0.05)

Net realized and unrealized gain (loss)	11.51	1.82	(6.14)	7.06		10.81	0.23

Net increase (decrease) from investment operations	11.45	1.82	(6.23)	7.00		10.74	0.18

Distributions from net realized gain(c)	(1.21)	(2.11)	(5.11)	(2.00)		(2.94)	(3.38)

Net asset value, end of period	$41.93	$31.69	$31.98	$43.32		$38.32	$30.52

Total Return(d)
Based on net asset value	37.03%	6.81%	(17.30)%	18.72	%(e)	38.17%	1.77%

Ratios to Average Net Assets(f)

Total expenses	0.75%	0.73%	0.70%	0.72	%(g)	0.75%	0.75%

Total expenses after fees waived and/or reimbursed	0.74%	0.73%	0.70%	0.72	%(g)	0.75%	0.75%

Net investment income (loss)	(0.17)%	0.01%	(0.21)%	(0.21	)%(g)	(0.22)%	(0.17)%

Supplemental Data
Net assets, end of period (000)	$784,361	$678,965	$943,275	$1,072,833		$911,484	$644,983

Portfolio turnover rate	21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$27.77	$28.38	$39.00	$34.74		$27.99	$31.25

Net investment loss(a)	(0.13)	(0.07)	(0.18)	(0.11)		(0.14)	(0.12)

Net realized and unrealized gain (loss)	10.04	1.57	(5.39)	6.37		9.83	0.18

Net increase (decrease) from investment operations	9.91	1.50	(5.57)	6.26		9.69	0.06

Distributions from net realized gain(b)	(1.14)	(2.11)	(5.05)	(2.00)		(2.94)	(3.32)

Net asset value, end of period	$36.54	$27.77	$28.38	$39.00		$34.74	$27.99

Total Return(c)
Based on net asset value	36.66%	6.53%	(17.51)%	18.51	%(d)	37.84%	1.48%

Ratios to Average Net Assets(e)

Total expenses	1.00%	1.00%	0.97%	0.97	%(f)	1.01%	1.01%

Total expenses after fees waived and/or reimbursed	0.99%	1.00%	0.97%	0.97	%(f)	1.01%	1.01%

Net investment loss	(0.42)%	(0.27)%	(0.48)%	(0.46	)%(f)	(0.48)%	(0.43)%

Supplemental Data
Net assets, end of period (000)	$2,117,888	$1,723,973	$1,871,340	$2,551,211		$2,195,906	$1,692,630

Portfolio turnover rate	21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

32	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$15.52	$17.01	$25.27	$23.27		$19.81	$23.29

Net investment loss(a)	(0.22)	(0.16)	(0.29)	(0.20)		(0.25)	(0.24)

Net realized and unrealized gain (loss)	5.50	0.78	(3.05)	4.20		6.65	0.04

Net increase (decrease) from investment operations	5.28	0.62	(3.34)	4.00		6.40	(0.20)

Distributions from net realized gain(b)	(1.06)	(2.11)	(4.92)	(2.00)		(2.94)	(3.28)

Net asset value, end of period	$19.74	$15.52	$17.01	$25.27		$23.27	$19.81

Total Return(c)
Based on net asset value	35.61%	5.62%	(18.18)%	17.89	%(d)	36.73%	0.72%

Ratios to Average Net Assets(e)

Total expenses	1.84%	1.84%	1.76%	1.77	%(f)	1.79%	1.81%

Total expenses after fees waived and/or reimbursed	1.83%	1.84%	1.76%	1.77	%(f)	1.79%	1.81%

Net investment loss	(1.26)%	(1.11)%	(1.28)%	(1.27	)%(f)	(1.26)%	(1.23)%

Supplemental Data
Net assets, end of period (000)	$40,228	$39,581	$48,332	$72,075		$89,336	$195,908

Portfolio turnover rate	21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$32.08	$32.32	$43.71	$38.63		$30.71	$33.91

Net investment income (loss)(a)	(0.03)	0.02	(0.06)	(0.03)		(0.04)	(0.02)

Net realized and unrealized gain (loss)	11.65	1.85	(6.20)	7.11		10.90	0.23

Net increase (decrease) from investment operations	11.62	1.87	(6.26)	7.08		10.86	0.21

Distributions from net realized gain(b)	(1.24)	(2.11)	(5.13)	(2.00)		(2.94)	(3.41)

Net asset value, end of period	$42.46	$32.08	$32.32	$43.71		$38.63	$30.71

Total Return(c)
Based on net asset value	37.14%	6.90%	(17.22)%	18.78	%(d)	38.33%	1.86%

Ratios to Average Net Assets(e)

Total expenses	0.65%	0.65%	0.64%	0.63	%(f)	0.64%	0.65%

Total expenses after fees waived and/or reimbursed	0.65%	0.65%	0.63%	0.63	%(f)	0.64%	0.64%

Net investment income (loss)	(0.08)%	0.08%	(0.15)%	(0.13	)%(f)	(0.11)%	(0.06)%

Supplemental Data
Net assets, end of period (000)	$517,123	$645,860	$646,115	$845,106		$682,107	$552,523

Portfolio turnover rate	21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

34	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$19.86	$21.02	$30.12	$27.30		$22.65	$26.00

Net investment loss(a)	(0.17)	(0.11)	(0.23)	(0.15)		(0.17)	(0.16)

Net realized and unrealized gain (loss)	7.10	1.06	(3.88)	4.97		7.76	0.09

Net increase (decrease) from investment operations	6.93	0.95	(4.11)	4.82		7.59	(0.07)

Distributions from net realized gain(b)	(1.09)	(2.11)	(4.99)	(2.00)		(2.94)	(3.28)

Net asset value, end of period	$25.70	$19.86	$21.02	$30.12		$27.30	$22.65

Total Return(c)
Based on net asset value	36.14%	6.17%	(17.82)%	18.26	%(d)	37.45%	1.19%

Ratios to Average Net Assets(e)

Total expenses	1.36%	1.37%	1.33%	1.30	%(f)	1.28%	1.29%

Total expenses after fees waived and/or reimbursed	1.35%	1.36%	1.33%	1.30	%(f)	1.28%	1.29%

Net investment loss	(0.78)%	(0.63)%	(0.85)%	(0.80	)%(f)	(0.75)%	(0.71)%

Supplemental Data
Net assets, end of period (000)	$25,350	$23,731	$24,371	$36,933		$37,741	$54,828

Portfolio turnover rate	21%	43%	55%	25%		42%	48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$68.47	$72.10	$81.77		$75.37		$61.55		$67.67

Net investment income(a)	0.32	0.34	0.24		0.13		0.19		0.28

Net realized and unrealized gain (loss)	8.71	1.07	(2.75)		9.66		16.26		(1.64)

Net increase (decrease) from investment operations	9.03	1.41	(2.51)		9.79		16.45		(1.36)

Distributions(b)

From net investment income	(0.33)	(0.38)	(0.16)		(0.13)		(0.32)		(0.23)
From net realized gain	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)		(4.53)

Total distributions	(2.67)	(5.04)	(7.16)		(3.39)		(2.63)		(4.76)

Net asset value, end of period	$74.83	$68.47	$72.10		$81.77		$75.37		$61.55

Total Return(c)
Based on net asset value	13.57%	2.25%	(3.55	)%(d)	13.37	%(e)	27.34	%(f)	(1.84)%

Ratios to Average Net Assets(g)

Total expenses	0.84%	0.84%	0.85%		0.84	%(h)	0.85%		0.85%

Total expenses after fees waived and/or reimbursed	0.84%	0.84%	0.85%		0.84	%(h)	0.85%		0.84%

Net investment income	0.45%	0.49%	0.31%		0.24	%(h)	0.28%		0.45%

Supplemental Data
Net assets, end of period (000)	$4,374,721	$4,436,816	$5,062,514		$5,990,131		$5,133,191		$3,095,352

Portfolio turnover rate	27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

36	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$64.44	$68.16	$77.63		$71.63		$58.66		$64.73

Net investment income (loss)(a)	0.10	0.13	0.01		(0.03)		(0.01)		0.08

Net realized and unrealized gain (loss)	8.20	1.00	(2.61)		9.18		15.48		(1.57)

Net increase (decrease) from investment operations	8.30	1.13	(2.60)		9.15		15.47		(1.49)

Distributions(b)

From net investment income	(0.13)	(0.19)	—		—		(0.19)		(0.05)
From net realized gain	(2.34)	(4.66)	(6.87)		(3.15)		(2.31)		(4.53)

Total distributions	(2.47)	(4.85)	(6.87)		(3.15)		(2.50)		(4.58)

Net asset value, end of period	$70.27	$64.44	$68.16		$77.63		$71.63		$58.66

Total Return(c)
Based on net asset value	13.24%	1.94%	(3.83	)%(d)	13.15	%(e)	26.96	%(f)	(2.16)%

Ratios to Average Net Assets(g)

Total expenses	1.14%	1.14%	1.14%		1.14	%(h)	1.15%		1.15%

Total expenses after fees waived and/or reimbursed	1.14%	1.14%	1.14%		1.14	%(h)	1.15%		1.15%

Net investment income (loss)	0.15%	0.19%	0.02%		(0.07	)%(h)	(0.02)%		0.14%

Supplemental Data
Net assets, end of period (000)	$31,141	$33,055	$36,625		$43,825		$40,252		$34,708

Portfolio turnover rate	27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$64.11	$67.84	$77.31		$71.37		$58.45		$64.50

Net investment income (loss)(a)	0.13	0.16	0.05		(0.01)		0.01		0.10

Net realized and unrealized gain (loss)	8.15	0.99	(2.59)		9.15		15.42		(1.56)

Net increase (decrease) from investment operations	8.28	1.15	(2.54)		9.14		15.43		(1.46)

Distributions(b)

From net investment income	(0.17)	(0.22)	—		—		(0.20)		(0.06)
From net realized gain	(2.34)	(4.66)	(6.93)		(3.20)		(2.31)		(4.53)

Total distributions	(2.51)	(4.88)	(6.93)		(3.20)		(2.51)		(4.59)

Net asset value, end of period	$69.88	$64.11	$67.84		$77.31		$71.37		$58.45

Total Return(c)
Based on net asset value	13.28%	1.99%	(3.78	)%(d)	13.18	%(e)	26.99	%(f)	(2.11)%

Ratios to Average Net Assets(g)

Total expenses	1.09%	1.09%	1.09%		1.10	%(h)	1.11%		1.12%

Total expenses after fees waived and/or reimbursed	1.09%	1.09%	1.09%		1.10	%(h)	1.11%		1.12%

Net investment income (loss)	0.20%	0.24%	0.07%		(0.02	)%(h)	0.01%		0.17%

Supplemental Data
Net assets, end of period (000)	$2,851,925	$2,865,706	$3,151,912		$3,496,818		$3,135,882		$2,598,888

Portfolio turnover rate	27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

38	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$53.11	$57.24	$66.15		$61.38		$50.74		$56.55

Net investment loss(a)	(0.31)	(0.27)	(0.43)		(0.33)		(0.40)		(0.28)

Net realized and unrealized gain (loss)	6.70	0.80	(2.17)		7.85		13.34		(1.38)

Net increase (decrease) from investment operations	6.39	0.53	(2.60)		7.52		12.94		(1.66)

Distributions from net realized gain(b)	(2.34)	(4.66)	(6.31)		(2.75)		(2.30)		(4.15)

Net asset value, end of period	$57.16	$53.11	$57.24		$66.15		$61.38		$50.74

Total Return(c)
Based on net asset value	12.42%	1.22%	(4.50	)%(d)	12.61	%(e)	26.09	%(f)	(2.82)%

Ratios to Average Net Assets(g)

Total expenses	1.86%	1.85%	1.84%		1.84	%(h)	1.85%		1.85%

Total expenses after fees waived and/or reimbursed	1.86%	1.85%	1.84%		1.84	%(h)	1.85%		1.85%

Net investment loss	(0.57)%	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%		(0.56)%

Supplemental Data
Net assets, end of period (000)	$311,994	$404,306	$542,880		$719,525		$773,522		$745,636

Portfolio turnover rate	27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$68.58	$72.21	$81.91		$75.50		$61.63		$67.75

Net investment income(a)	0.39	0.40	0.33		0.18		0.27		0.34

Net realized and unrealized gain (loss)	8.72	1.08	(2.77)		9.68		16.28		(1.65)

Net increase (decrease) from investment operations	9.11	1.48	(2.44)		9.86		16.55		(1.31)

Distributions(b)

From net investment income	(0.40)	(0.45)	(0.26)		(0.19)		(0.37)		(0.28)
From net realized gain	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)		(4.53)

Total distributions	(2.74)	(5.11)	(7.26)		(3.45)		(2.68)		(4.81)

Net asset value, end of period	$74.95	$68.58	$72.21		$81.91		$75.50		$61.63

Total Return(c)
Based on net asset value	13.68%	2.34%	(3.44	)%(d)	13.45	%(e)	27.47	%(f)	(1.75)%

Ratios to Average Net Assets(g)

Total expenses	0.75%	0.75%	0.74%		0.74	%(h)	0.75%		0.75%

Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.74%		0.74	%(h)	0.75%		0.75%

Net investment income	0.54%	0.59%	0.42%		0.34	%(h)	0.39%		0.55%

Supplemental Data
Net assets, end of period (000)	$496,504	$487,287	$436,984		$464,179		$344,822		$171,517

Portfolio turnover rate	27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$62.14	$65.94	$75.28		$69.54		$57.05		$63.09

Net investment loss(a)	(0.11)	(0.08)	(0.21)		(0.18)		(0.20)		(0.09)

Net realized and unrealized gain (loss)	7.90	0.96	(2.52)		8.91		15.05		(1.53)

Net increase (decrease) from investment operations	7.79	0.88	(2.73)		8.73		14.85		(1.62)

Distributions(b)

From net investment income	—	(0.02)	—		—		(0.05)		—
From net realized gain	(2.34)	(4.66)	(6.61)		(2.99)		(2.31)		(4.42)

Total distributions	(2.34)	(4.68)	(6.61)		(2.99)		(2.36)		(4.42)

Net asset value, end of period	$67.59	$62.14	$65.94		$75.28		$69.54		$57.05

Total Return(c)
Based on net asset value	12.88%	1.62%	(4.12	)%(d)	12.91	%(e)	26.60	%(f)	(2.44)%

Ratios to Average Net Assets(g)

Total expenses	1.46%	1.46%	1.45%		1.44	%(h)	1.45%		1.45%

Total expenses after fees waived and/or reimbursed	1.46%	1.46%	1.45%		1.44	%(h)	1.45%		1.45%

Net investment loss	(0.17)%	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%		(0.15)%

Supplemental Data
Net assets, end of period (000)	$247,848	$242,080	$263,195		$289,676		$260,488		$224,862

Portfolio turnover rate	27%	29%	51%		19%		28%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund

	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Period from 09/30/21 to 05/31/22	(a)

Net asset value, beginning of period	$9.04	$9.97	$10.00

Net investment income(b)	0.19	0.14	0.07

Net realized and unrealized loss	(0.18)	(0.68)	(0.02)

Net increase (decrease) from investment operations	0.01	(0.54)	0.05

Distributions(c)

From net investment income	(0.21)	(0.13)	(0.04)
From net realized gain	—	(0.26)	(0.04)

Total distributions	(0.21)	(0.39)	(0.08)

Net asset value, end of period	$8.84	$9.04	$9.97

Total Return(d)
Based on net asset value	0.13%	(5.32)%	0.45	%(e)

Ratios to Average Net Assets(f)

Total expenses	4.73%	4.54%	3.62	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.00%	1.00%	1.00	%(g)

Net investment income	2.22%	1.60%	1.09	%(g)

Supplemental Data
Net assets, end of period (000)	$102	$102	$107

Portfolio turnover rate(i)	57%	104%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.45%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Investor A
			Period from
	Year Ended	Year Ended	09/30/21	(a)
	05/31/24	05/31/23	to 05/31/22

Net asset value, beginning of period	$9.03	$9.96	$10.00

Net investment income(b)	0.17	0.13	0.06

Net realized and unrealized loss	(0.17)	(0.69)	(0.03)

Net increase (decrease) from investment operations	0.00(c )	(0.56)	0.03

Distributions(d)

From net investment income	(0.20)	(0.11)	(0.03)
From net realized gain	—	(0.26)	(0.04)

Total distributions	(0.20)	(0.37)	(0.07)

Net asset value, end of period	$8.83	$9.03	$9.96

Total Return(e)
Based on net asset value	(0.08)%	(5.55)%	0.29	%(f)

Ratios to Average Net Assets(g)

Total expenses	5.05%	4.75%	3.88	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.25%	1.25%	1.25	%(h)

Net investment income	1.97%	1.41%	0.84	%(h)

Supplemental Data
Net assets, end of period (000)	$253	$156	$109

Portfolio turnover rate(j)	57%	104%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.71%.
(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Class K
			Period from
	Year Ended	Year Ended	09/30/21	(a)
	05/31/24	05/31/23	to 05/31/22

Net asset value, beginning of period	$9.04	$9.97	$10.00

Net investment income(b)	0.20	0.15	0.08

Net realized and unrealized loss	(0.17)	(0.69)	(0.03)

Net increase (decrease) from investment operations	0.03	(0.54)	0.05

Distributions(c)

From net investment income	(0.22)	(0.13)	(0.04)
From net realized gain	—	(0.26)	(0.04)

Total distributions	(0.22)	(0.39)	(0.08)

Net asset value, end of period	$8.85	$9.04	$9.97

Total Return(d)
Based on net asset value	0.29%	(5.27)%	0.46	%(e)

Ratios to Average Net Assets(f)

Total expenses	4.41%	4.33%	3.36	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95%	0.95%	0.95	%(g)

Net investment income	2.27%	1.65%	1.13	%(g)

Supplemental Data
Net assets, end of period (000)	$8,674	$8,866	$9,777

Portfolio turnover rate(i)	57%	104%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.21%.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

44	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$32.79	$32.83	$45.95	$36.56		$28.68	$27.87

Net investment loss(a)	(0.14)	(0.08)	(0.23)	(0.15)		(0.14)	(0.09)

Net realized and unrealized gain (loss)	6.53	0.04	(10.52)	9.54		8.14	1.95

Net increase (decrease) from investment operations	6.39	(0.04)	(10.75)	9.39		8.00	1.86

Distributions from net realized gain(b)	—	—	(2.37)	—		(0.12)	(1.05)

Net asset value, end of period	$39.18	$32.79	$32.83	$45.95		$36.56	$28.68

Total Return(c)
Based on net asset value	19.49%	(0.12)%	(24.87)%	25.68	%(d)	27.98%	7.43%

Ratios to Average Net Assets(e)

Total expenses	0.85%	0.84%	0.81%	0.80	%(f)	0.85%	0.87%

Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80	%(f)	0.80%	0.80%

Net investment loss	(0.38)%	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%	(0.34)%

Supplemental Data
Net assets, end of period (000)	$5,194,320	$5,266,832	$7,095,644	$9,260,191		$6,003,280	$2,700,531

Portfolio turnover rate	48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Service

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$29.23	$29.34	$41.34	$32.95		$25.92	$25.30

Net investment loss(a)	(0.21)	(0.14)	(0.31)	(0.20)		(0.19)	(0.15)

Net realized and unrealized gain (loss)	5.83	0.03	(9.39)	8.59		7.34	1.76

Net increase (decrease) from investment operations	5.62	(0.11)	(9.70)	8.39		7.15	1.61

Distributions from net realized gain(b)	—	—	(2.30)	—		(0.12)	(0.99)

Net asset value, end of period	$34.85	$29.23	$29.34	$41.34		$32.95	$25.92

Total Return(c)
Based on net asset value	19.23%	(0.38)%	(25.06)%	25.46	%(d)	27.68%	7.15%

Ratios to Average Net Assets(e)

Total expenses	1.12%	1.10%	1.09%	1.10	%(f)	1.11%	1.16%

Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05	%(f)	1.05%	1.05%

Net investment loss	(0.63)%	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%	(0.59)%

Supplemental Data
Net assets, end of period (000)	$59,731	$62,693	$81,276	$104,997		$83,680	$61,293

Portfolio turnover rate	48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

46	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor A

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$27.85	$27.96	$39.50	$31.48		$24.78	$24.22

Net investment loss(a)	(0.20)	(0.14)	(0.29)	(0.19)		(0.18)	(0.14)

Net realized and unrealized gain (loss)	5.55	0.03	(8.94)	8.21		7.00	1.68

Net increase (decrease) from investment operations	5.35	(0.11)	(9.23)	8.02		6.82	1.54

Distributions from net realized gain(b)	—	—	(2.31)	—		(0.12)	(0.98)

Net asset value, end of period	$33.20	$27.85	$27.96	$39.50		$31.48	$24.78

Total Return(c)
Based on net asset value	19.21%	(0.39)%	(25.05)%	25.48	%(d)	27.61%	7.17%

Ratios to Average Net Assets(e)

Total expenses	1.13%	1.13%	1.09%	1.09	%(f)	1.14%	1.16%

Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05	%(f)	1.05%	1.05%

Net investment loss	(0.63)%	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%	(0.58)%

Supplemental Data
Net assets, end of period (000)	$1,622,438	$1,637,289	$1,913,190	$2,577,151		$1,917,773	$1,335,467

Portfolio turnover rate	48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor C

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$20.69	$20.93	$30.22	$24.20		$19.21	$19.04

Net investment loss(a)	(0.32)	(0.25)	(0.43)	(0.29)		(0.30)	(0.24)

Net realized and unrealized gain (loss)	4.11	0.01	(6.67)	6.31		5.41	1.28

Net increase (decrease) from investment operations	3.79	(0.24)	(7.10)	6.02		5.11	1.04

Distributions from net realized gain(b)	—	—	(2.19)	—		(0.12)	(0.87)

Net asset value, end of period	$24.48	$20.69	$20.93	$30.22		$24.20	$19.21

Total Return(c)
Based on net asset value	18.32%	(1.15)%	(25.61)%	24.88	%(d)	26.72%	6.33%

Ratios to Average Net Assets(e)

Total expenses	1.84%	1.83%	1.78%	1.80	%(f)	1.84%	1.86%

Total expenses after fees waived and/or reimbursed	1.80%	1.80%	1.78%	1.79	%(f)	1.80%	1.80%

Net investment loss	(1.38)%	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%	(1.33)%

Supplemental Data
Net assets, end of period (000)	$184,966	$194,849	$243,284	$357,360		$280,143	$209,923

Portfolio turnover rate	48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

48	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$32.95	$32.96	$46.10	$36.66		$28.74		$27.93

Net investment loss(a)	(0.11)	(0.05)	(0.17)	(0.12)		(0.12)		(0.09)

Net realized and unrealized gain (loss)	6.58	0.04	(10.58)	9.56		8.16		1.96

Net increase (decrease) from investment operations	6.47	(0.01)	(10.75)	9.44		8.04		1.87

Distributions from net realized gain(b)	—	—	(2.39)	—		(0.12)		(1.06)

Net asset value, end of period	$39.42	$32.95	$32.96	$46.10		$36.66		$28.74

Total Return(c)
Based on net asset value	19.64%	(0.03)%	(24.79)%	25.75	%(d)	28.06%		7.47%

Ratios to Average Net Assets(e)

Total expenses	0.71%	0.71%	0.70%	0.70	%(f)	0.73	%(g)	0.76	%(h)

Total expenses after fees waived and/or reimbursed	0.71%	0.71%	0.70%	0.70	%(f)	0.73%		0.75%

Net investment loss	(0.29)%	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%		(0.31)%

Supplemental Data
Net assets, end of period (000)	$4,520,357	$4,233,488	$4,376,642	$3,674,402		$2,011,727		$652,138

Portfolio turnover rate	48%	46%	28%	22%		35%		38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the expense ratio would have been 0.75%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class R

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$27.11	$27.28	$38.65	$30.85		$24.34	$23.83

Net investment loss(a)	(0.26)	(0.20)	(0.37)	(0.25)		(0.24)	(0.19)

Net realized and unrealized gain (loss)	5.38	0.03	(8.73)	8.05		6.87	1.65

Net increase (decrease) from investment operations	5.12	(0.17)	(9.10)	7.80		6.63	1.46

Distributions from net realized gain(b)	—	—	(2.27)	—		(0.12)	(0.95)

Net asset value, end of period	$32.23	$27.11	$27.28	$38.65		$30.85	$24.34

Total Return(c)
Based on net asset value	18.89%	(0.62)%	(25.24)%	25.28	%(d)	27.33%	6.89%

Ratios to Average Net Assets(e)

Total expenses	1.41%	1.42%	1.40%	1.39	%(f)	1.45%	1.47%

Total expenses after fees waived and/or reimbursed	1.30%	1.30%	1.30%	1.30	%(f)	1.30%	1.30%

Net investment loss	(0.88)%	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$85,328	$93,427	$93,527	$98,300		$59,411	$40,999

Portfolio turnover rate	48%	46%	28%	22%		35%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

50	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$47.74	$45.31	$64.81	$55.33		$32.63	$31.83

Net investment loss(a)	(0.23)	(0.13)	(0.30)	(0.28)		(0.22)	(0.10)

Net realized and unrealized gain (loss)	17.93	2.56	(14.51)	12.67		23.43	1.20

Net increase (decrease) from investment operations	17.70	2.43	(14.81)	12.39		23.21	1.10

Distributions from net realized gain(b)	—	—	(4.69)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$65.44	$47.74	$45.31	$64.81		$55.33	$32.63

Total Return(c)
Based on net asset value	37.08%	5.36%	(25.09)%	22.68	%(d)	72.07%	3.63%

Ratios to Average Net Assets(e)

Total expenses	0.97%	0.98%	0.94%	0.92	%(f)	0.98%	1.02%

Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.92%	0.92	%(f)	0.92%	0.92%

Net investment loss	(0.41)%	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$2,751,350	$2,316,550	$2,943,616	$4,958,187		$3,641,519	$1,033,286

Portfolio turnover rate	21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$44.45	$42.30	$60.86	$52.20		$30.88	$30.22

Net investment loss(a)	(0.34)	(0.21)	(0.42)	(0.37)		(0.30)	(0.17)

Net realized and unrealized gain (loss)	16.67	2.36	(13.52)	11.94		22.13	1.13

Net increase (decrease) from investment operations	16.33	2.15	(13.94)	11.57		21.83	0.96

Distributions from net realized gain(b)	—	—	(4.62)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$60.78	$44.45	$42.30	$60.86		$52.20	$30.88

Total Return(c)
Based on net asset value	36.74%	5.08%	(25.28)%	22.46	%(d)	71.68%	3.36%

Ratios to Average Net Assets(e)

Total expenses	1.21%	1.20%	1.19%	1.17	%(f)	1.19%	1.25	%(g)

Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.16	%(f)	1.17%	1.17%

Net investment loss	(0.67)%	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%	(0.57)%

Supplemental Data
Net assets, end of period (000)	$46,993	$47,332	$55,439	$83,886		$50,710	$20,429

Portfolio turnover rate	21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

52	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$43.37	$41.27	$59.47	$51.06		$30.22	$29.58

Net investment loss(a)	(0.33)	(0.21)	(0.41)	(0.36)		(0.29)	(0.17)

Net realized and unrealized gain (loss)	16.25	2.31	(13.19)	11.68		21.64	1.11

Net increase (decrease) from investment operations	15.92	2.10	(13.60)	11.32		21.35	0.94

Distributions from net realized gain(b)	—	—	(4.60)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$59.29	$43.37	$41.27	$59.47		$51.06	$30.22

Total Return(c)
Based on net asset value	36.71%	5.09%	(25.28)%	22.48	%(d)	71.65%	3.36%

Ratios to Average Net Assets(e)

Total expenses	1.21%	1.23%	1.21%	1.19	%(f)	1.25%	1.29%

Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17	%(f)	1.17%	1.17%

Net investment loss	(0.66)%	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%	(0.58)%

Supplemental Data
Net assets, end of period (000)	$1,959,752	$1,572,976	$1,695,648	$2,524,052		$1,773,399	$672,110

Portfolio turnover rate	21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$34.58	$33.17	$48.77	$42.52		$25.43	$25.13

Net investment loss(a)	(0.56)	(0.40)	(0.68)	(0.54)		(0.48)	(0.32)

Net realized and unrealized gain (loss)	12.90	1.81	(10.52)	9.70		18.08	0.92

Net increase (decrease) from investment operations	12.34	1.41	(11.20)	9.16		17.60	0.60

Distributions from net realized gain(b)	—	—	(4.40)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$46.92	$34.58	$33.17	$48.77		$42.52	$25.43

Total Return(c)
Based on net asset value	35.68%	4.25%	(25.81)%	21.89	%(d)	70.39%	2.60%

Ratios to Average Net Assets(e)

Total expenses	1.97%	1.98%	1.92%	1.91	%(f)	1.98%	2.02%

Total expenses after fees waived and/or reimbursed	1.92%	1.92%	1.91%	1.90	%(f)	1.92%	1.92%

Net investment loss	(1.42)%	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%	(1.33)%

Supplemental Data
Net assets, end of period (000)	$292,034	$259,247	$291,802	$427,435		$317,792	$152,505

Portfolio turnover rate	21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

54	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Period from 12/10/19 to 09/30/20	(a)

Net asset value, beginning of period	$47.83	$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.19)	(0.10)	(0.24)	(0.24)		(0.16)

Net realized and unrealized gain (loss)	17.97	2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	17.78	2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	—	—	(4.73)	(2.91)		—

Net asset value, end of period	$65.61	$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	37.17%	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)

Total expenses	0.85%	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.85%	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.34)%	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$241,109	$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	21%	39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R

	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$43.44	$41.44	$59.75	$51.37		$30.48	$29.90

Net investment loss(a)	(0.46)	(0.30)	(0.56)	(0.46)		(0.38)	(0.24)

Net realized and unrealized gain (loss)	16.27	2.30	(13.25)	11.75		21.78	1.12

Net increase (decrease) from investment operations	15.81	2.00	(13.81)	11.29		21.40	0.88

Distributions from net realized gain(b)	—	—	(4.50)	(2.91)		(0.51)	(0.30)

Net asset value, end of period	$59.25	$43.44	$41.44	$59.75		$51.37	$30.48

Total Return(c)
Based on net asset value	36.39%	4.83%	(25.47)%	22.28	%(d)	71.20%	3.12%

Ratios to Average Net Assets(e)

Total expenses	1.55%	1.58%	1.54%	1.50	%(f)	1.57%	1.60%

Total expenses after fees waived and/or reimbursed	1.42%	1.42%	1.42%	1.42	%(f)	1.42%	1.42%

Net investment loss	(0.91)%	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$44,320	$35,771	$35,001	$50,186		$38,907	$18,799

Portfolio turnover rate	21%	39%	29%	25%		27%	33%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

56	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Capital Appreciation Fund, Inc. is the only series of the Corporation. BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Infrastructure Sustainable Opportunities Fund	Infrastructure Sustainable Opportunities	Non-Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Service and Class K Shares	No	No	None

Investor A Shares	Yes	No(a)	None

Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and BlackRock Large Cap Focus Growth Fund, Inc. (the “Acquiring Fund”) approved an Agreement and Plan of Reorganization between the Corporation and the Acquiring Fund in July 2023, pursuant to which the Corporation would be reorganized into the Acquiring Fund (the “Reorganization”). The Corporation and the Acquiring Fund have determined not to proceed with the Reorganization at this time.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (continued)

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

58	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (continued)

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)

Health Sciences Opportunities
BNP Paribas SA	$1,316,373	$(1,316,373)	$ —	$—
BofA Securities, Inc.	2,268,000	(2,268,000)	—	—
Citigroup Global Markets, Inc.	345,432	(341,880)	—	3,552
Goldman Sachs & Co. LLC	1,493	(1,493)	—	—
J.P. Morgan Securities LLC	9,576,613	(9,576,613)	—	—
Jefferies LLC	6,156,327	(5,958,600)	—	197,727
Morgan Stanley	55,023,832	(55,023,832)	—	—
State Street Bank & Trust Co.	349,417	(322,932)	—	26,485
Toronto-Dominion Bank	447,516	(447,516)	—	—

	$75,485,003	$(75,257,239)	$ —	$227,764

Mid-Cap Growth Equity
BofA Securities, Inc.	$89,229,224	$(89,229,224)	$ —	$—
Citigroup Global Markets, Inc.	31,811,320	(31,811,320)	—	—
Goldman Sachs & Co. LLC	112,744,018	(112,744,018)	—	—
J.P. Morgan Securities LLC	132,609,776	(132,609,776)	—	—
Jefferies LLC	3,716,449	(3,716,449)	—	—
Morgan Stanley	74,046,928	(74,046,928)	—	—
State Street Bank & Trust Co.	8,075,244	(8,075,244)	—	—
Toronto-Dominion Bank	2,280,866	(2,280,866)	—	—

	$454,513,825	$(454,513,825)	$ —	$—

60	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)

Technology Opportunities
J.P. Morgan Securities LLC	$39,926,830	$(39,926,830)	$ —	$—
State Street Bank & Trust Co.	1,758,507	(1,758,507)	—	—

	$41,685,337	$(41,685,337)	$ —	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of May 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

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Notes to Financial Statements (continued)

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

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Notes to Financial Statements (continued)

Investment Advisory Fees

Average Daily Net Assets	Health Sciences Opportunities

First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

	Investment Advisory Fees

Average Daily Net Assets	Infrastructure Sustainable Opportunities	Technology Opportunities

First $1 billion	0.800%	0.820%
$1 billion - $3 billion	0.750	0.770
$3 billion - $5 billion	0.720	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700

Investment Advisory Fees

Average Daily Net Assets	Mid-Cap Growth Equity

First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

With respect to Infrastructure Sustainable Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide, for that portion of the Fund for which BIL and BSL, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Capitlal Appreciation		Health Sciences Opportunities		Infrastructure Sustainable Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	0.25%
Investor C	0.25	0.75%	0.25	0.75%	N/A	N/A
Class R	0.25	0.25	0.25	0.25	N/A	N/A

	Mid-Cap Growth Equity		Technology Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	0.25%	N/A	0.25%	N/A
Investor A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$4,816,236	$396,125	$123,244	$ 5,335,605
Health Sciences Opportunities	79,404	7,141,923	3,526,080	1,217,048	11,964,455
Infrastructure Sustainable Opportunities	—	469	—	—	469
Mid-Cap Growth Equity	159,231	4,165,927	1,973,115	461,260	6,759,533
Technology Opportunities	118,500	4,381,560	2,733,176	193,940	7,427,176

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (continued)

Administration: The Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Health Sciences Opportunities	$871,510	$6,344	$570,583	$70,471	$95,515	$48,612	$ 1,663,035
Infrastructure Sustainable Opportunities	19	—	38	—	1,698	—	1,755
Mid-Cap Growth Equity	1,077,314	12,718	332,782	39,407	895,865	18,425	2,376,511
Technology Opportunities	498,284	9,466	349,817	54,566	39,775	7,742	959,650

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent— class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$143,918	$ 143,918

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$1,537	$—	$54,777	$4,458	$1,741	$114	$ 62,627
Health Sciences Opportunities	20,964	708	114,093	20,123	2,631	1,566	160,085
Infrastructure Sustainable Opportunities	140	—	201	—	137	—	478
Mid-Cap Growth Equity	14,539	457	233,092	9,181	13,628	2,254	273,151
Technology Opportunities	11,146	35	62,352	12,271	907	832	87,543

For the year ended May 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$749,707	$—	$1,952,405	$74,997	$52,783	$52,745	$ 2,882,637
Health Sciences Opportunities	4,336,634	47,864	2,802,837	420,872	29,492	529,403	8,167,102
Infrastructure Sustainable Opportunities	311	—	696	—	357	—	1,364
Mid-Cap Growth Equity	8,144,337	106,737	3,057,434	270,155	472,013	197,218	12,247,894
Technology Opportunities	2,968,814	55,212	2,036,103	325,585	17,270	79,713	5,482,697

Other Fees: For the year ended May 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$ 38,155
Health Sciences Opportunities	52,637
Infrastructure Sustainable Opportunities	142
Mid-Cap Growth Equity	38,641
Technology Opportunities	81,501

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Notes to Financial Statements (continued)

For the year ended May 31, 2024, affiliates received CDSCs as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Investor A	$4,574	$7,841	$3,931	$ 3,914
Investor C	1,513	14,412	6,573	14,023

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived

Capital Appreciation	$ 204,670
Health Sciences Opportunities	101,560
Infrastructure Sustainable Opportunities	325
Mid-Cap Growth Equity	10,128
Technology Opportunities	9,040

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Infrastructure Sustainable Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Institutional	N/A	1.00%	0.80%	0.92%
Service	N/A	N/A	1.05	1.17
Investor A	N/A	1.25	1.05	1.17
Investor C	1.94%	N/A	1.80	1.92
Class K	0.72	0.95	0.75	0.87
Class R	N/A	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 (or June 30, 2034 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the year ended May 31, 2024, Infrastructure Sustainable Opportunities waived and/or reimbursed the Manager investment advisory fees and other expenses of $297,538, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended May 31, 2024, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Infrastructure Sustainable Opportunities	$ 19	$ —	$ 38	$ —	$ 1,698	$ —	$ 1,755
Mid-Cap Growth Equity	1,077,314	12,718	332,782	38,529	—	18,425	1,479,768
Technology Opportunities	498,284	8,755	349,817	53,466	—	7,742	918,064

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Infrastructure Sustainable Opportunities	$ 262	$ —	$ 602	$ —	$ 357	$ —	$ 1,221
Mid-Cap Growth Equity	1,518,529	28,844	1,020,074	32,907	—	84,563	2,684,917
Technology Opportunities	590,554	11,090	377,393	72,339	—	43,110	1,094,486

Infrastructure Sustainable Opportunities also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended May 31, 2024, the amount was $3,730.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (continued)

With respect to the contractual expense limitation of Infrastructure Sustainable Opportunities, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective September 30, 2028 the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of May 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring May 31,
Fund Name/Fund Level/Share Class	2025	2026
Infrastructure Sustainable Opportunities
Fund Level	$299,135	$301,268
Institutional	174	281
Investor A	40	640
Class K	1,854	2,055

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on May 31, 2024:

Fund Name/Fund Level/Share Class	Amounts
Infrastructure Sustainable Opportunities
Fund Level	$198,233
Institutional	153
Investor A	151
Class K	1,479

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Pursuant to the current securities lending agreement, Infrastructure Sustainable Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Infrastructure Sustainable Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

66	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Capital Appreciation	$1,247
Health Sciences Opportunities	139,371
Infrastructure Sustainable Opportunities	10
Mid-Cap Growth Equity	151,221
Technology Opportunities	51,917

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, Capital Appreciation and Infrastructure Sustainable Opportunities may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Capital Appreciation’s and Infrastructure Sustainable Opportunities’s investment policies and restrictions. Capital Appreciation is currently permitted to borrow under the Interfund Lending Program. In addition, Infrastructure Sustainable Opportunities is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended May 31, 2024, Capital Appreciation and Infrastructure Sustainable Opportunities did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: During the year ended May 31, 2024, Capital Appreciation received a reimbursement of $202,500 from an affiliate, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, related to the Reorganization. Please refer to the Organization note within the Notes to Financial Statements for details pertaining to the cancelled Reorganization.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended May 31, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Capital Appreciation	$16,402,183	$—	$—

7.	PURCHASES AND SALES

For the year ended May 31, 2024 purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Capital Appreciation	$711,851,037	$1,400,062,180
Health Sciences Opportunities	2,189,652,961	3,207,202,666
Infrastructure Sustainable Opportunities	5,466,983	4,705,375
Mid-Cap Growth Equity	5,682,244,459	7,646,777,223
Technology Opportunities	1,000,793,934	1,579,605,712

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to net operating losses were reclassified to the following accounts:

Fund Name	Paid-In Capital	Accumulated Earnings (Loss)
Mid-Cap Growth Equity	$(33,931,840)	$33,931,840
Technology Opportunities	(21,236,306)	21,236,306

The tax character of distributions paid was as follows:

Fund Name	Year Ended 05/31/24	Year Ended 05/31/23
Capital Appreciation
Ordinary income	$10,641,994	$—
Long term capital gains	109,281,374	248,072,015

	$119,923,368	$248,072,015
Health Sciences Opportunities
Ordinary income	$29,900,676	$40,237,395
Long term capital gains	288,843,746	628,590,098

	$318,744,422	$668,827,493
Infrastructure Sustainable Opportunities
Ordinary income	$221,163	$386,128
Long term capital gains	—	664

	$221,163	$386,792

As of May 31, 2024, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total

Capital Appreciation	$27,766,660	$238,358,458	$—	$2,056,711,734	$(6,308,381)	$2,316,528,471
Health Sciences Opportunities	—	282,863,079	—	3,444,154,918	(1,657,243)	3,725,360,754
Infrastructure Sustainable Opportunities	58,816	—	(968,437)	(191,285)	—	(1,100,906)
Mid-Cap Growth Equity	—	—	(1,282,051,982)	3,285,035,440	(23,606,786)	1,979,376,672
Technology Opportunities	—	—	(441,794,511)	2,981,865,861	(10,030,779)	2,530,040,571

(a)	Amounts available to offset future realized capital gains.

(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the accounting for swap agreements, characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

During the year ended May 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

Fund Name	Utilized
Mid-Cap Growth Equity	$1,006,154,861
Technology Opportunities	268,242,522

As of May 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Capital Appreciation	$1,428,037,823	$2,070,770,504	$(14,065,566)	$2,056,704,938
Health Sciences Opportunities	4,955,671,978	3,669,508,258	(225,356,327)	3,444,151,931
Infrastructure Sustainable Opportunities	9,095,029	485,421	(677,028)	(191,607)
Mid-Cap Growth Equity	8,856,671,196	3,479,195,992	(194,097,207)	3,285,098,785
Technology Opportunities	2,400,440,438	3,048,480,626	(66,399,254)	2,982,081,372

9.	BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to

68	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2024, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (continued)

growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/24		Year Ended 05/31/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

Capital Appreciation

Institutional

Shares sold	2,375,172	$85,564,796	5,716,023	$157,957,646

Shares issued in reinvestment of distributions	607,843	20,849,409	1,893,570	51,954,274

Shares redeemed	(5,700,478)	(206,766,629)	(15,681,629)	(435,307,849)

	(2,717,463)	$(100,352,424)	(8,072,036)	$(225,395,929)

Investor A

Shares sold and automatic conversion of shares	3,059,279	$95,896,183	3,941,330	$97,836,995

Shares issued in reinvestment of distributions	2,141,572	64,101,470	5,278,960	127,222,770

Shares redeemed	(9,329,188)	(296,845,503)	(13,077,008)	(322,318,537)

	(4,128,337)	$(136,847,850)	(3,856,718)	$(97,258,772)

Investor C

Shares sold	259,279	$4,516,743	295,401	$4,190,433

Shares issued in reinvestment of distributions	150,664	2,462,125	415,970	5,707,720

Shares redeemed and automatic conversion of shares	(921,149)	(15,736,877)	(1,003,070)	(14,231,042)

	(511,206)	$(8,758,009)	(291,699)	$(4,332,889)

Class K

Shares sold	1,392,489	$50,192,656	2,780,441	$79,543,996

Shares issued in reinvestment of distributions	625,650	21,705,654	1,501,046	41,578,344

Shares redeemed	(9,972,800)	(372,605,778)	(4,141,499)	(118,871,975)

	(7,954,661)	$(300,707,468)	139,988	$2,250,365

Class R

Shares sold	149,207	$3,233,921	204,059	$3,695,774

Shares issued in reinvestment of distributions	57,317	1,211,907	142,318	2,473,411

Shares redeemed	(415,361)	(9,306,024)	(310,598)	(5,527,276)

	(208,837)	$(4,860,196)	35,779	$641,909

	(15,520,504)	$(551,525,947)	(12,044,686)	$(324,095,316)

Health Sciences Opportunities

Institutional

Shares sold	8,193,691	$583,683,482	11,197,111	$765,047,695

Shares issued in reinvestment of distributions	2,283,482	157,422,926	5,046,141	332,953,033

Shares redeemed	(16,815,339)	(1,183,104,439)	(21,662,089)	(1,475,511,418)

	(6,338,166)	$(441,998,031)	(5,418,837)	$(377,510,690)

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Notes to Financial Statements (continued)

	Year Ended 05/31/24		Year Ended 05/31/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

Health Sciences Opportunities (continued)

Service

Shares sold	41,297	$2,740,817	57,200	$3,684,661

Shares issued in reinvestment of distributions	18,476	1,199,629	40,955	2,542,243

Shares redeemed	(129,496)	(8,549,804)	(122,578)	(7,895,488)

	(69,723)	$(4,609,358)	(24,423)	$(1,668,584)

Investor A

Shares sold and automatic conversion of shares	3,148,635	$208,743,219	4,334,203	$278,606,468

Shares issued in reinvestment of distributions	1,628,677	105,093,179	3,522,117	217,567,391

Shares redeemed	(8,665,399)	(573,000,127)	(9,621,175)	(618,119,887)

	(3,888,087)	$(259,163,729)	(1,764,855)	$(121,946,028)

Investor C

Shares sold	340,682	$18,635,857	537,584	$28,698,873

Shares issued in reinvestment of distributions	298,034	15,871,867	832,560	42,677,038

Shares redeemed and automatic conversion of shares	(2,792,967)	(151,349,046)	(3,241,641)	(172,577,850)

	(2,154,251)	$(116,841,322)	(1,871,497)	$(101,201,939)

Class K

Shares sold	1,849,326	$131,524,955	2,134,729	$147,417,118

Shares issued in reinvestment of distributions	255,328	17,603,287	470,645	31,121,552

Shares redeemed	(2,585,491)	(183,510,131)	(1,551,519)	(105,963,545)

	(480,837)	$(34,381,889)	1,053,855	$72,575,125

Class R

Shares sold	293,019	$18,639,450	260,827	$16,205,620

Shares issued in reinvestment of distributions	141,806	8,875,180	305,568	18,277,362

Shares redeemed	(663,365)	(42,582,090)	(662,105)	(41,318,683)

	(228,540)	$(15,067,460)	(95,710)	$(6,835,701)

	(13,159,604)	$(872,061,789)	(8,121,467)	$(536,587,817)

Infrastructure Sustainable Opportunities

Institutional

Shares sold	538	$4,705	664	$5,769

Shares issued in reinvestment of distributions	29	261	32	282

Shares redeemed	(262)	(2,192)	(133)	(1,200)

	305	$2,774	563	$4,851

Investor A

Shares sold	14,312	$123,978	6,368	$57,649

Shares issued in reinvestment of distributions	194	1,740	38	332

Shares redeemed	(3,167)	(26,060)	(54)	(495)

	11,339	$99,658	6,352	$57,486

Class K

Shares sold	82	$710	189	$1,620

Shares issued in reinvestment of distributions	14	132	16	142

Shares redeemed	(145)	(1,240)	—	—

	(49)	$(398)	205	$1,762

	11,595	$102,034	7,120	$64,099

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (continued)

	Year Ended 05/31/24		Year Ended 05/31/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

Mid-Cap Growth Equity

Institutional

Shares sold	25,774,794	$943,438,772	47,917,656	$1,524,488,005

Shares redeemed	(53,836,267)	(1,966,094,068)	(103,429,603)	(3,263,321,983)

	(28,061,473)	$(1,022,655,296)	(55,511,947)	$(1,738,833,978)

Service

Shares sold	218,068	$7,181,094	350,535	$9,881,277

Shares redeemed	(648,553)	(21,108,643)	(975,944)	(27,755,309)

	(430,485)	$(13,927,549)	(625,409)	$(17,874,032)

Investor A

Shares sold and automatic conversion of shares	5,192,371	$162,981,384	7,397,275	$201,630,334

Shares redeemed	(15,109,163)	(469,268,479)	(17,049,170)	(459,100,473)

	(9,916,792)	$(306,287,095)	(9,651,895)	$(257,470,139)

Investor C

Shares sold	459,280	$10,686,451	596,600	$12,112,431

Shares redeemed and automatic conversion of shares	(2,320,240)	(53,855,034)	(2,806,057)	(56,412,228)

	(1,860,960)	$(43,168,583)	(2,209,457)	$(44,299,797)

Class K

Shares sold	23,280,033	$866,092,270	43,394,126	$1,373,927,107

Shares redeemed	(37,065,253)	(1,369,957,463)	(47,704,012)	(1,522,478,195)

	(13,785,220)	$(503,865,193)	(4,309,886)	$(148,551,088)

Class R

Shares sold	550,929	$16,719,131	880,078	$23,445,508

Shares redeemed	(1,350,214)	(41,042,668)	(862,426)	(22,678,994)

	(799,285)	$(24,323,537)	17,652	$766,514

	(54,854,215)	$(1,914,227,253)	(72,290,942)	$(2,206,262,520)

Technology Opportunities

Institutional

Shares sold	9,723,910	$537,366,881	16,615,851	$696,225,151

Shares redeemed	(16,207,338)	(891,747,608)	(33,058,906)	(1,373,686,694)

	(6,483,428)	$(354,380,727)	(16,443,055)	$(677,461,543)

Service

Shares sold	206,830	$10,760,963	171,238	$6,686,958

Shares redeemed	(498,430)	(25,937,289)	(417,065)	(16,352,892)

	(291,600)	$(15,176,326)	(245,827)	$(9,665,934)

Investor A

Shares sold and automatic conversion of shares	5,008,601	$252,087,332	4,850,581	$188,138,502

Shares redeemed	(8,228,564)	(416,589,841)	(9,667,118)	(366,443,166)

	(3,219,963)	$(164,502,509)	(4,816,537)	$(178,304,664)

Investor C

Shares sold	731,500	$29,296,687	705,328	$21,723,660

Shares redeemed and automatic conversion of shares	(2,003,356)	(79,620,760)	(2,005,673)	(60,699,308)

	(1,271,856)	$(50,324,073)	(1,300,345)	$(38,975,648)

Class K

Shares sold	1,737,800	$95,856,044	1,866,384	$77,400,205

Shares redeemed	(1,349,293)	(74,821,457)	(1,574,873)	(65,635,026)

	388,507	$21,034,587	291,511	$11,765,179

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Notes to Financial Statements (continued)

	Year Ended 05/31/24		Year Ended 05/31/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

Technology Opportunities (continued)

Class R

Shares sold	281,736	$14,160,044	250,388	$9,664,993

Shares redeemed	(357,121)	(17,401,063)	(271,520)	(10,425,495)

	(75,385)	$(3,241,019)	(21,132)	$(760,502)

	(10,953,725)	$(566,590,067)	(22,535,385)	$(893,403,112)

As of May 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Infrastructure Sustainable Opportunities	Technology Opportunities
Institutional	10,000	—
Investor A	10,000	—
Class K	980,000	8,673

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of BlackRock Capital Appreciation Fund, Inc., and the Shareholders of BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio, and BlackRock Technology Opportunities Fund, and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Capital Appreciation Fund, Inc., and BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio, and BlackRock Technology Opportunities Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of May 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2024, and the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights

BlackRock Capital Appreciation Fund, Inc., BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Technology Opportunities Fund	For each of the three years in the period ended May 31, 2024, for the period from October 1, 2020 through May 31, 2021, and for each of the two years in the period ended September 30, 2020

BlackRock Infrastructure Sustainable Opportunities Fund	For each of the two years in the period ended May 31, 2024 and for the period from September 30, 2021 (commencement of operations) through May 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

July 24, 2024

We have served as the auditor of one or more BlackRock investment companies since 1992.

74	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2024:

Fund Name	Qualified Dividend Income

Capital Appreciation	$19,768,184
Health Sciences Opportunities	98,496,686
Infrastructure Sustainable Opportunities	261,048

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2024:

Fund Name	20% Rate Long-Term Capital Gain Dividends

Capital Appreciation	$109,281,374
Health Sciences Opportunities	288,843,746

The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended May 31, 2024:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

Infrastructure Sustainable Opportunities	$153,512	$21,412

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2024:

Fund Name	Federal Obligation Interest

Health Sciences Opportunities	$ 295,244
Infrastructure Sustainable Opportunities	2,479

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2024 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

Capital Appreciation	46.41%
Health Sciences Opportunities	100.00
Infrastructure Sustainable Opportunities	29.22

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2024:

Fund Name	Interest Dividends

Health Sciences Opportunities	$1,881,967
Infrastructure Sustainable Opportunities	15,806

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2024:

Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains

Capital Appreciation	$ —	$10,641,994
Health Sciences Opportunities	1,881,967	—
Infrastructure Sustainable Opportunities	15,806	—

I M P O R T A N T T A X I N F O R M A T I O N	75

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of BlackRock Funds (the “Trust”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity Portfolio”), BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities Portfolio”), BlackRock Technology Opportunities Fund (“Technology Opportunities Fund”) and BlackRock Infrastructure Sustainable Opportunities Fund (“Infrastructure Sustainable Opportunities Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor. The Board of Trustees of the Trust also considered the approval to continue the sub-advisory agreement (the “Infrastructure Sustainable Opportunities Fund BSL Sub-Advisory Agreement”) between the Manager and BlackRock (Singapore) Limited (“BSL”) and the sub-advisory agreement (the “Infrastructure Sustainable Opportunities Fund BIL Sub-Advisory Agreement” and, together with the Infrastructure Sustainable Opportunities Fund BSL Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited (“BIL” and, together with BSL, the “Sub-Advisors”), each with respect to Infrastructure Sustainable Opportunities Fund.

The Board of Directors of BlackRock Capital Appreciation Fund, Inc. (the “Corporation” or “Capital Appreciation Fund”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation and the Manager, its investment advisor.

Mid-Cap Growth Equity Portfolio, Health Sciences Opportunities Portfolio, Technology Opportunities Fund, Infrastructure Sustainable Opportunities Fund and Capital Appreciation Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement, the Sub-Advisory Agreements and the Corporation Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 16, 2024 are referred to as the “April Meeting” and the meetings held on May 16-17, 2024 are referred to as the “May Meeting.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Boards consider the approval of the continuation of the pertinent Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the pertinent Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the pertinent Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the pertinent Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the pertinent Agreement(s), including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the pertinent Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the pertinent Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and the Funds’ operations.

76	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, each Board concluded, with respect to the pertinent Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisors with respect to Infrastructure Sustainable Opportunities Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit Infrastructure Sustainable Opportunities Fund and its shareholders.

B. The Investment Performance of the Funds

Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Boards were provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the applicable Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	77

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board of the Trust noted that for the one-, three- and five-year periods reported, Mid-Cap Growth Equity Portfolio ranked in the first, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.

The Board of the Corporation noted that for the one-, three- and five-year periods reported, Capital Appreciation Fund ranked in the first, third and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

The Board of the Trust noted that for the one-year and since-inception periods reported, the Infrastructure Sustainable Opportunities Fund ranked in the first and fourth quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.

The Board of the Trust noted that for each of the one-, three- and five-year periods reported, Health Sciences Opportunities Portfolio ranked in the second quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Technology Opportunities Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized that calculating and comparing profitability at the individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement(s) and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board of the Corporation noted that Capital Appreciation Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable.

The Board of the Trust noted that Infrastructure Sustainable Opportunities Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board of the Trust noted that Health Sciences Opportunities Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers.

78	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board of the Trust noted that Technology Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board of the Trust noted that Mid-Cap Growth Equity Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Boards also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.

D. Economies of Scale

Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the pertinent Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of (i) the Trust Advisory Agreement between the Manager and the Trust, on behalf of Mid-Cap Growth Equity Portfolio, Health Sciences Opportunities Portfolio, Technology Opportunities Fund and Infrastructure Sustainable Opportunities Fund; and (ii) the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to Infrastructure Sustainable Opportunities Fund, each for a one-year term ending June 30, 2025.

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of Capital Appreciation Fund, for a one-year term ending June 30, 2025.

Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	79

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Advisers(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom

Legal Counsel
BlackRock (Singapore) Limited	Sidley Austin LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Trust
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

(a) For BlackRock Infrastructure Sustainable Opportunities Fund.

A D D I T I O N A L I N F O R M A T I O N	81

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 24, 2024